GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – 37.2%
Automobiles & Components(a) – 0.1%
General Motors Co.
$50,000	5.400%		10/02/2023	$ 55,419
25,000	4.000		04/01/2025	27,236

				82,655

Banks – 9.4%
Ally Financial, Inc.(a)
25,000	1.450		10/02/2023	25,371
American Express Co.(a)
20,000	2.500		07/30/2024	21,138
25,000	3.625		12/05/2024	27,279
American Express Co. Series C(a)(b)
	(3 Mo. LIBOR + 3.29%),
40,000	3.469		06/15/2021	39,750
Avolon Holdings Funding Ltd.(a)(c)
25,000	3.950		07/01/2024	26,130
100,000	2.875		02/15/2025	100,086
25,000	4.250		04/15/2026	26,154
Banco Santander SA
200,000	2.746		05/28/2025	209,214
Bank of America Corp.
75,000	4.125		01/22/2024	81,975
65,000	4.200		08/26/2024	71,655
45,000	3.248	(a)	10/21/2027	48,388
	(3 Mo. LIBOR + 1.58%),
75,000	3.824	(a)(b)	01/20/2028	82,526
	(3 Mo. LIBOR + 1.37%),
25,000	3.593	(a)(b)	07/21/2028	27,163
	(3 Mo. LIBOR + 1.04%),
85,000	3.419	(a)(b)	12/20/2028	91,132
	(3 Mo. LIBOR + 1.31%),
50,000	4.271	(a)(b)	07/23/2029	56,368
	(3 Mo. LIBOR + 1.19%),
50,000	2.884	(a)(b)	10/22/2030	51,404
	(SOFR + 2.15%),
175,000	2.592	(a)(b)	04/29/2031	174,448
	(SOFR + 1.53%),
50,000	1.898	(a)(b)	07/23/2031	47,036
Bank of America Corp. Series L(a)
25,000	4.183		11/25/2027	27,810
Barclays plc(a)(b)
	(SOFR + 2.71%),
200,000	2.852		05/07/2026	209,195
BNP Paribas SA(c)
200,000	3.375		01/09/2025	214,674
	(SOFR + 1.00%),
200,000	1.323	(a)(b)	01/13/2027	195,783
Capital One Financial Corp.
25,000	3.500		06/15/2023	26,591
45,000	3.300	(a)	10/30/2024	48,522
Citigroup, Inc.
220,000	3.400		05/01/2026	238,984
150,000	4.450		09/29/2027	168,704
25,000	4.125		07/25/2028	27,593
	(SOFR + 1.42%),
75,000	2.976	(a)(b)	11/05/2030	77,570
Credit Suisse Group AG
250,000	4.550		04/17/2026	279,870
Deutsche Bank AG(a)(b)
	(SOFR + 2.16%),
150,000	2.222		09/18/2024	153,766
Discover Financial Services(a)
75,000	3.750		03/04/2025	81,203

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Fifth Third Bancorp(a)
$30,000	2.375%		01/28/2025	$ 31,288
Gazprom PJSC
240,000	4.950		03/23/2027	262,275
GE Capital International Funding Co. Unlimited Co.(a)
200,000	3.373		11/15/2025	216,732
General Motors Financial Co., Inc.(a)
25,000	4.300		07/13/2025	27,494
125,000	2.350		01/08/2031	119,409
HSBC Holdings plc(a)(b)
	(SOFR + 1.54%),
200,000	1.645		04/18/2026	200,191
Huntington Bancshares, Inc.(a)
50,000	4.000		05/15/2025	55,416
ING Groep NV(a)(b)(c)
	(US Treasury Yield Curve Rate T-Note Constant Maturity 1 Yr. + 1.10%),
200,000	1.400		07/01/2026	198,999
Intercontinental Exchange, Inc.(a)
50,000	3.000		06/15/2050	46,300
JPMorgan Chase & Co.(a)
	(3 Mo. LIBOR + 0.73%),
25,000	3.559	(b)	04/23/2024	26,492
	(3 Mo. LIBOR + 0.89%),
25,000	3.797	(b)	07/23/2024	26,775
	(3 Mo. LIBOR + 1.00%),
50,000	4.023	(b)	12/05/2024	54,252
	(SOFR + 1.16%),
125,000	2.301	(b)	10/15/2025	130,334
	(3 Mo. LIBOR + 1.25%),
100,000	3.960	(b)	01/29/2027	110,555
15,000	3.625		12/01/2027	16,293
	(3 Mo. LIBOR + 1.34%),
75,000	3.782	(b)	02/01/2028	82,719
	(3 Mo. LIBOR + 0.95%),
45,000	3.509	(b)	01/23/2029	48,731
	(SOFR + 3.79%),
25,000	4.493	(b)	03/24/2031	28,838
	(SOFR + 2.04%),
25,000	2.522	(b)	04/22/2031	24,921
	(SOFR + 2.52%),
25,000	2.956	(b)	05/13/2031	25,445
JPMorgan Chase & Co. Series HH(a)(b)
	(SOFR + 3.13%),
100,000	4.600		02/01/2025	101,039
JPMorgan Chase & Co. Series Z(a)(b)
	(3 Mo. LIBOR + 3.80%),
85,000	4.005		05/01/2021	85,053
Macquarie Bank Ltd.(a)(b)(c)
	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 1.70%),
200,000	3.052		03/03/2036	191,466
Macquarie Group Ltd.(a)(b)(c)
	(SOFR + 1.07%),
50,000	1.340		01/12/2027	49,052

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Banks – (continued)
Morgan Stanley
	(3 Mo. LIBOR + 1.40%),
$50,000	1.618	%(a)(b)	10/24/2023	$ 50,892
	(3 Mo. LIBOR + 0.85%),
25,000	3.737	(a)(b)	04/24/2024	26,568
225,000	3.700	(a)	10/23/2024	246,460
	(SOFR + 1.15%),
75,000	2.720	(a)(b)	07/22/2025	79,100
25,000	3.625	(a)	01/20/2027	27,450
50,000	3.950		04/23/2027	55,182
	(3 Mo. LIBOR + 1.63%),
25,000	4.431	(a)(b)	01/23/2030	28,627
	(SOFR + 1.14%),
300,000	2.699	(a)(b)	01/22/2031	304,320
	(SOFR + 3.12%),
50,000	3.622	(a)(b)	04/01/2031	54,211
	(SOFR + 1.03%),
75,000	1.794	(a)(b)	02/13/2032	70,017
Morgan Stanley Series F(a)
25,000	3.875		04/29/2024	27,308
Natwest Group plc
200,000	3.875		09/12/2023	214,481
NTT Finance Corp.(a)(c)
200,000	2.065		04/03/2031	197,386
Nuveen LLC(a)(c)
25,000	4.000		11/01/2028	28,154
Raymond James Financial, Inc.(a)
25,000	4.650		04/01/2030	29,187
Standard Chartered plc(a)(b)(c)
	(3 Mo. LIBOR + 1.15%),
200,000	4.247		01/20/2023	205,538
Wells Fargo & Co.
25,000	3.750	(a)	01/24/2024	27,033
175,000	3.000		10/23/2026	187,242
50,000	4.300		07/22/2027	56,530
	(3 Mo. LIBOR + 4.24%),
25,000	5.013	(a)(b)	04/04/2051	32,035
Westpac Banking Corp.(a)(b)
	(5 Yr. Swap Rate + 2.24%),
25,000	4.322		11/23/2031	27,580
	(US Treasury Yield Curve Rate T-Note Constant Maturity 5 Yr. + 2.00%),
25,000	4.110		07/24/2034	26,713

				7,119,565

Capital Goods(a) – 2.2%
Air Lease Corp.
75,000	2.300		02/01/2025	76,567
75,000	3.375		07/01/2025	79,256
75,000	2.875		01/15/2026	77,624
75,000	3.750		06/01/2026	80,104
Aviation Capital Group LLC(c)
50,000	1.950		01/30/2026	48,720
Boeing Co. (The)
50,000	3.450		11/01/2028	51,727
25,000	5.150		05/01/2030	28,791
25,000	3.250		02/01/2035	24,179
100,000	5.805		05/01/2050	126,495
Carrier Global Corp.
150,000	2.493		02/15/2027	155,231
75,000	2.722		02/15/2030	75,705

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Capital Goods(a) – (continued)
General Electric Co.
$25,000	3.450%	05/01/2027	$ 27,150
25,000	3.625	05/01/2030	26,913
25,000	4.250	05/01/2040	27,465
50,000	4.350	05/01/2050	55,550
Masco Corp.
50,000	1.500	02/15/2028	48,095
Northrop Grumman Corp.
50,000	2.930	01/15/2025	53,242
75,000	3.250	01/15/2028	80,325
25,000	4.750	06/01/2043	30,191
50,000	5.250	05/01/2050	65,190
Otis Worldwide Corp.
25,000	2.293	04/05/2027	25,665
150,000	2.565	02/15/2030	151,018
Raytheon Technologies Corp.
50,000	3.950	08/16/2025	55,569
50,000	4.125	11/16/2028	56,290
25,000	4.050	05/04/2047	27,788
Roper Technologies, Inc.
50,000	4.200	09/15/2028	56,361
Stanley Black & Decker, Inc.
50,000	4.250	11/15/2028	57,334

			1,668,545

Commercial & Professional Services(a) – 0.6%
CoStar Group, Inc. (c)
100,000	2.800	07/15/2030	97,359
IHS Markit Ltd.
75,000	3.625	05/01/2024	80,625
75,000	4.250	05/01/2029	84,281
Republic Services, Inc.
75,000	2.500	08/15/2024	78,949
100,000	1.750	02/15/2032	92,979
Waste Management, Inc.
50,000	1.150	03/15/2028	47,368

			481,561

Consumer Services(a) – 0.3%
Emory University Series 2020
140,000	2.143	09/01/2030	138,316
McDonald’s Corp.
25,000	4.200	04/01/2050	28,494
Starbucks Corp.
75,000	3.800	08/15/2025	82,763

			249,573

Electric – 2.2%
Alliant Energy Finance LLC(a)(c)
25,000	3.750	06/15/2023	26,574
American Electric Power Co., Inc.(a)
50,000	2.300	03/01/2030	48,737
Arizona Public Service Co.(a)
45,000	2.950	09/15/2027	48,429
Avangrid, Inc.(a)
25,000	3.200	04/15/2025	26,794
Berkshire Hathaway Energy Co.(a)
25,000	3.250	04/15/2028	27,038
50,000	3.700	07/15/2030	55,407
Dominion Energy, Inc.
50,000	3.071	08/15/2024	53,353
Dominion Energy, Inc. Series C(a)
25,000	3.375	04/01/2030	26,632

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Electric – (continued)
East Ohio Gas Co. (The)(a)(c)
$25,000	1.300%	06/15/2025	$ 24,931
25,000	2.000	06/15/2030	24,082
Emera US Finance LP(a)
45,000	2.700	06/15/2021	45,111
Entergy Corp.(a)
45,000	2.950	09/01/2026	47,964
Exelon Corp.(a)
45,000	3.497	06/01/2022	46,411
50,000	4.050	04/15/2030	55,598
25,000	4.700	04/15/2050	29,979
FirstEnergy Corp.(a)
100,000	2.650	03/01/2030	96,861
FirstEnergy Corp. Series B(a)
50,000	2.250	09/01/2030	46,109
Florida Power & Light Co.(a)
68,000	4.125	02/01/2042	78,361
MidAmerican Energy Co.(a)
25,000	3.650	04/15/2029	27,760
NiSource, Inc.(a)
95,000	3.490	05/15/2027	103,199
25,000	3.600	05/01/2030	27,102
NRG Energy, Inc.(a)(c)
75,000	3.750	06/15/2024	80,360
Ohio Power Co. Series P(a)
25,000	2.600	04/01/2030	25,447
Pacific Gas and Electric Co.(a)
25,000	2.100	08/01/2027	24,473
50,000	2.500	02/01/2031	47,156
25,000	3.300	08/01/2040	22,541
25,000	3.500	08/01/2050	21,757
Progress Energy, Inc.(a)
95,000	7.000	10/30/2031	128,259
Southern California Edison Co. Series A(a)
50,000	4.200	03/01/2029	55,712
Southern Co. (The)(a)
60,000	3.250	07/01/2026	64,242
Virginia Electric and Power Co.(a)
75,000	2.450	12/15/2050	64,450
Vistra Operations Co. LLC(a)(c)
125,000	3.550	07/15/2024	130,748

			1,631,577

Energy(a) – 1.7%
BP Capital Markets America, Inc.
50,000	3.224	04/14/2024	53,654
Continental Resources, Inc.
31,000	4.500	04/15/2023	31,969
Devon Energy Corp.
29,000	5.850	12/15/2025	33,821
Energy Transfer Operating LP
75,000	4.200	09/15/2023	80,350
50,000	2.900	05/15/2025	52,106
25,000	5.250	04/15/2029	28,498
5,000	6.000	06/15/2048	5,707
EQM Midstream Partners LP
9,000	4.750	07/15/2023	9,315
25,000	5.500	07/15/2028	26,187
Marathon Petroleum Corp.
75,000	4.500	05/01/2023	80,458
MPLX LP
75,000	2.650	08/15/2030	73,549
35,000	4.500	04/15/2038	38,232
25,000	5.500	02/15/2049	29,794

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Energy(a) – (continued)
Occidental Petroleum Corp.
$100,000	2.900%	08/15/2024	$ 98,625
Ovintiv Exploration, Inc.
50,000	5.625	07/01/2024	54,926
Phillips 66
50,000	3.700	04/06/2023	53,009
25,000	1.300	02/15/2026	24,749
Plains All American Pipeline LP
15,000	3.650	06/01/2022	15,359
35,000	3.850	10/15/2023	37,066
25,000	3.800	09/15/2030	25,468
Sabine Pass Liquefaction LLC
75,000	5.625	03/01/2025	85,814
75,000	5.000	03/15/2027	85,499
Suncor Energy, Inc.
25,000	2.800	05/15/2023	26,121
50,000	3.100	05/15/2025	53,394
Valero Energy Corp.
50,000	2.700	04/15/2023	51,916
Western Midstream Operating LP
75,000	4.350	02/01/2025	77,437
25,000	5.450	04/01/2044	25,625
20,000	5.300	03/01/2048	20,000

			1,278,648

Food & Beverage(a) – 1.4%
Anheuser-Busch Cos. LLC
35,000	4.700	02/01/2036	41,043
210,000	4.900	02/01/2046	249,580
Anheuser-Busch InBev Worldwide, Inc.
175,000	4.750	01/23/2029	204,484
25,000	4.950	01/15/2042	29,975
100,000	4.600	04/15/2048	114,649
25,000	5.550	01/23/2049	32,240
25,000	4.500	06/01/2050	28,439
Constellation Brands, Inc.
50,000	4.400	11/15/2025	56,387
25,000	3.700	12/06/2026	27,456
50,000	3.600	02/15/2028	54,430
25,000	3.150	08/01/2029	26,188
J M Smucker Co. (The)
25,000	2.375	03/15/2030	24,654
Keurig Dr Pepper, Inc.
26,000	4.057	05/25/2023	27,891
25,000	5.085	05/25/2048	31,343
25,000	3.800	05/01/2050	26,596
Mars, Inc.(c)
25,000	2.700	04/01/2025	26,483
25,000	3.200	04/01/2030	26,770
Tyson Foods, Inc.
50,000	3.900	09/28/2023	53,917

			1,082,525

Health Care Equipment & Services(a) – 1.9%
Adventist Health System
30,000	2.952	03/01/2029	30,999
Banner Health
120,000	2.338	01/01/2030	120,288
Baylor Scott & White Holdings Series 2021
40,000	1.777	11/15/2030	38,037

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Health Care Equipment & Services(a) – (continued)
Becton Dickinson and Co.
$39,000	2.894%	06/06/2022	$ 40,015
25,000	3.363	06/06/2024	26,804
40,000	3.700	06/06/2027	44,088
100,000	2.823	05/20/2030	102,635
Centene Corp.
150,000	4.250	12/15/2027	157,666
Cigna Corp.
50,000	2.400	03/15/2030	49,528
150,000	3.400	03/15/2050	148,469
CVS Health Corp.
25,000	2.625	08/15/2024	26,376
50,000	3.875	07/20/2025	55,261
25,000	5.125	07/20/2045	30,728
Dentsply Sirona, Inc.
50,000	3.250	06/01/2030	52,231
PeaceHealth Obligated Group Series 2020
65,000	1.375	11/15/2025	64,837
Rush Obligated Group Series 2020
60,000	3.922	11/15/2029	66,861
Stanford Health Care Series 2020
40,000	3.310	08/15/2030	43,229
STERIS Irish FinCo. UnLtd Co.
75,000	2.700	03/15/2031	74,388
Stryker Corp.
100,000	1.950	06/15/2030	96,650
Sutter Health Series 20A
40,000	2.294	08/15/2030	39,264
Zimmer Biomet Holdings, Inc.
100,000	3.550	03/20/2030	107,042

			1,415,396

Household & Personal Products(a) – 0.0%
Kimberly-Clark Corp.
25,000	3.100	03/26/2030	26,939

Life Insurance(a) – 0.7%
American International Group, Inc.
25,000	4.875	06/01/2022	26,249
125,000	3.900	04/01/2026	137,981
25,000	4.200	04/01/2028	28,106
25,000	3.400	06/30/2030	26,598
Berkshire Hathaway Finance Corp.
75,000	1.850	03/12/2030	73,150
Marsh & McLennan Cos., Inc.
50,000	4.375	03/15/2029	57,377
Principal Financial Group, Inc.
50,000	3.100	11/15/2026	53,894
75,000	2.125	06/15/2030	72,280
Willis North America, Inc.
25,000	2.950	09/15/2029	25,948

			501,583

Materials(a) – 0.8%
Berry Global, Inc.(c)
50,000	1.570	01/15/2026	49,223
DuPont de Nemours, Inc.
25,000	4.205	11/15/2023	27,139
50,000	4.493	11/15/2025	56,588
Ecolab, Inc.
4,000	5.500	12/08/2041	5,236
Huntsman International LLC
25,000	4.500	05/01/2029	27,591

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Materials(a) – (continued)
Nutrition & Biosciences, Inc.(c)
$75,000	1.832%	10/15/2027	$ 73,388
150,000	2.300	11/01/2030	145,414
50,000	3.268	11/15/2040	49,177
Sherwin-Williams Co. (The)
25,000	3.450	06/01/2027	27,253
50,000	2.950	08/15/2029	52,069
Steel Dynamics, Inc.
20,000	2.400	06/15/2025	20,863
50,000	1.650	10/15/2027	49,021

			582,962

Media & Entertainment(a) – 1.6%
Charter Communications Operating LLC
320,000	4.908	07/23/2025	363,159
Comcast Corp.
25,000	3.700	04/15/2024	27,279
25,000	3.100	04/01/2025	26,973
45,000	3.375	08/15/2025	49,036
50,000	3.950	10/15/2025	55,861
25,000	3.300	02/01/2027	27,264
75,000	3.300	04/01/2027	81,856
225,000	3.150	02/15/2028	242,915
125,000	4.150	10/15/2028	142,948
25,000	4.250	10/15/2030	28,843
25,000	3.750	04/01/2040	27,451
25,000	4.700	10/15/2048	30,890
Fox Corp.
25,000	4.030	01/25/2024	27,152
25,000	4.709	01/25/2029	28,818
Walt Disney Co. (The)
25,000	3.700	09/15/2024	27,357

			1,187,802

Metals and Mining(a) – 0.3%
Glencore Funding LLC(c)
75,000	4.125	03/12/2024	81,195
25,000	4.625	04/29/2024	27,567
Newcrest Finance Pty. Ltd.(c)
25,000	3.250	05/13/2030	26,218
Newmont Corp.
75,000	2.250	10/01/2030	73,056
Teck Resources Ltd.
25,000	3.900	07/15/2030	26,111

			234,147

Pharmaceuticals, Biotechnology & Life Sciences(a) – 1.9%
AbbVie, Inc.
125,000	4.050	11/21/2039	139,345
200,000	4.250	11/21/2049	226,393
Amgen, Inc.
70,000	3.125	05/01/2025	75,098
Bayer US Finance II LLC(c)
200,000	3.875	12/15/2023	215,596
Bristol-Myers Squibb Co.
71,000	3.875	08/15/2025	78,919
25,000	4.250	10/26/2049	29,449
DH Europe Finance II Sarl
75,000	2.200	11/15/2024	78,209
25,000	2.600	11/15/2029	25,546
75,000	3.250	11/15/2039	76,559
Elanco Animal Health, Inc.
50,000	4.912	08/27/2021	50,589
25,000	5.272	08/28/2023	26,903

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Pharmaceuticals, Biotechnology & Life Sciences(a) – (continued)
Pfizer, Inc.
$75,000	3.450%	03/15/2029	$ 82,314
25,000	2.625	04/01/2030	25,928
Royalty Pharma plc(c)
75,000	1.200	09/02/2025	73,634
Thermo Fisher Scientific, Inc.
15,000	3.650	12/15/2025	16,458
25,000	4.497	03/25/2030	29,176
Zoetis, Inc.
45,000	3.000	09/12/2027	48,091
150,000	2.000	05/15/2030	144,249

			1,442,456

Pipelines(a) – 0.1%
Sunoco Logistics Partners Operations LP
15,000	4.250	04/01/2024	16,208
Williams Cos., Inc. (The)
25,000	3.600	03/15/2022	25,597
25,000	3.900	01/15/2025	27,096
35,000	4.000	09/15/2025	38,416

			107,317

Property/Casualty Insurance(a) – 0.1%
Arch Capital Group US, Inc.
36,000	5.144	11/01/2043	44,041
XLIT Ltd.
45,000	4.450	03/31/2025	50,170

			94,211

Real Estate Investment Trusts(a) – 2.1%
Alexandria Real Estate Equities, Inc.
25,000	3.800	04/15/2026	27,623
25,000	3.375	08/15/2031	26,364
American Campus Communities Operating Partnership LP
95,000	4.125	07/01/2024	103,849
American Homes 4 Rent LP
50,000	4.900	02/15/2029	57,144
American Tower Corp.
75,000	3.375	05/15/2024	80,413
100,000	2.400	03/15/2025	104,264
75,000	2.100	06/15/2030	71,661
Crown Castle International Corp.
85,000	3.150	07/15/2023	89,776
60,000	3.650	09/01/2027	65,593
25,000	3.300	07/01/2030	26,127
CubeSmart LP
45,000	4.000	11/15/2025	49,528
Duke Realty LP
25,000	1.750	07/01/2030	23,341
Essex Portfolio LP
50,000	3.000	01/15/2030	51,200
Healthcare Realty Trust, Inc.
25,000	2.050	03/15/2031	23,494
Kilroy Realty LP
25,000	4.750	12/15/2028	28,281
Mid-America Apartments LP
50,000	1.700	02/15/2031	45,970
National Retail Properties, Inc.
35,000	3.900	06/15/2024	38,030
45,000	4.000	11/15/2025	49,443
Regency Centers LP
100,000	2.950	09/15/2029	101,812

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Bonds – (continued)
Real Estate Investment Trusts(a) – (continued)
Spirit Realty LP
$75,000	3.400%	01/15/2030	$ 77,595
UDR, Inc.
25,000	2.100	08/01/2032	23,283
100,000	1.900	03/15/2033	90,573
Ventas Realty LP
45,000	3.500	02/01/2025	48,619
VEREIT Operating Partnership LP
50,000	4.625	11/01/2025	56,460
25,000	3.950	08/15/2027	27,463
25,000	3.400	01/15/2028	26,422
50,000	2.850	12/15/2032	48,465
WP Carey, Inc.
20,000	4.600	04/01/2024	22,005
30,000	4.000	02/01/2025	32,560
25,000	3.850	07/15/2029	26,949
25,000	2.400	02/01/2031	23,991

			1,568,298

Retailing(a) – 1.7%
7-Eleven, Inc.(c)
100,000	1.300	02/10/2028	95,666
Alimentation Couche-Tard, Inc.(c)
45,000	2.700	07/26/2022	46,214
Amazon.com, Inc.
335,000	5.200	12/03/2025	394,211
45,000	4.800	12/05/2034	56,830
15,000	3.875	08/22/2037	17,116
Booking Holdings, Inc.
25,000	4.100	04/13/2025	27,900
Dollar Tree, Inc.
50,000	4.000	05/15/2025	55,204
50,000	4.200	05/15/2028	56,162
Expedia Group, Inc.(c)
50,000	3.600	12/15/2023	53,093
25,000	4.625	08/01/2027	27,790
35,000	3.800	02/15/2028	36,976
50,000	2.950	03/15/2031	49,280
Home Depot, Inc. (The)
25,000	3.900	12/06/2028	28,628
25,000	4.250	04/01/2046	29,419
Lowe’s Cos., Inc.
100,000	1.700	10/15/2030	93,571
25,000	3.000	10/15/2050	23,349
Sysco Corp.
25,000	6.600	04/01/2050	36,201
Tractor Supply Co.
50,000	1.750	11/01/2030	46,357
Walgreens Boots Alliance, Inc.
100,000	4.100	04/15/2050	101,775

			1,275,742

Software & Services(a) – 1.5%
Adobe, Inc.
50,000	2.150	02/01/2027	51,632
75,000	2.300	02/01/2030	75,998
Amdocs Ltd.
50,000	2.538	06/15/2030	49,039
Fiserv, Inc.
100,000	2.750	07/01/2024	105,717
50,000	3.200	07/01/2026	53,919
25,000	4.200	10/01/2028	28,161

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Software & Services(a) – (continued)
Global Payments, Inc.
$50,000	2.650%		02/15/2025	$ 52,528
25,000	3.200		08/15/2029	26,326
Intuit, Inc.
25,000	1.350		07/15/2027	24,526
Mastercard, Inc.
25,000	3.300		03/26/2027	27,490
Oracle Corp.
125,000	2.875		03/25/2031	127,252
25,000	3.600		04/01/2040	25,137
50,000	3.850		04/01/2060	49,121
PayPal Holdings, Inc.
150,000	1.650		06/01/2025	152,871
125,000	2.650		10/01/2026	132,296
ServiceNow, Inc.
125,000	1.400		09/01/2030	113,002

				1,095,015

Technology(a) – 2.5%
Apple, Inc.
325,000	2.450		08/04/2026	342,679
Applied Materials, Inc.
25,000	1.750		06/01/2030	24,029
Broadcom Corp.
95,000	3.875		01/15/2027	103,073
Broadcom, Inc.
104,000	3.459		09/15/2026	111,653
200,000	3.419	(c)	04/15/2033	200,573
255,000	3.469	(c)	04/15/2034	255,872
100,000	3.500	(c)	02/15/2041	95,801
Dell International LLC(c)
70,000	5.450		06/15/2023	76,500
75,000	5.850		07/15/2025	87,458
100,000	6.020		06/15/2026	118,327
25,000	5.300		10/01/2029	29,233
Hewlett Packard Enterprise Co.
150,000	4.450		10/02/2023	163,071
50,000	4.650		10/01/2024	55,929
45,000	4.900		10/15/2025	51,294
25,000	6.350		10/15/2045	32,634
Lam Research Corp.
50,000	1.900		06/15/2030	48,549
Microchip Technology, Inc.
25,000	3.922		06/01/2021	25,134
NXP BV(c)
25,000	3.400		05/01/2030	26,368

				1,848,177

Tobacco(a) – 0.2%
Archer-Daniels-Midland Co.
25,000	3.250		03/27/2030	26,821
BAT Capital Corp.
25,000	3.222		08/15/2024	26,642
100,000	2.259		03/25/2028	98,351
25,000	4.540		08/15/2047	25,202

				177,016

Transportation(a) – 0.3%
Burlington Northern Santa Fe LLC
25,000	4.050		06/15/2048	28,104
Canadian Pacific Railway Co.
25,000	2.050		03/05/2030	24,168

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Bonds – (continued)
Transportation(a) – (continued)
FedEx Corp.
$45,000	3.400%		02/15/2028	$ 48,962
75,000	5.250		05/15/2050	96,213

				197,447

Wireless Telecommunications(a) – 3.6%
American Tower Corp.
45,000	4.700		03/15/2022	46,816
AT&T, Inc.
300,000	2.300		06/01/2027	305,856
150,000	4.350		03/01/2029	169,536
50,000	2.750		06/01/2031	49,811
128,000	2.550	(c)	12/01/2033	121,496
25,000	4.900		08/15/2037	29,442
60,000	4.850		03/01/2039	69,724
75,000	3.500		06/01/2041	74,126
25,000	4.750		05/15/2046	28,667
25,000	5.150		11/15/2046	30,358
25,000	4.500		03/09/2048	27,436
T-Mobile USA, Inc.(c)
75,000	3.500		04/15/2025	80,898
75,000	1.500		02/15/2026	74,285
150,000	3.750		04/15/2027	163,854
175,000	2.050		02/15/2028	171,657
125,000	3.875		04/15/2030	135,638
50,000	3.000		02/15/2041	46,530
Verizon Communications, Inc.
25,000	3.376		02/15/2025	27,117
25,000	2.625		08/15/2026	26,401
275,000	2.100		03/22/2028	275,891
145,000	4.329		09/21/2028	166,023
200,000	3.875		02/08/2029	223,378
50,000	3.150		03/22/2030	52,684
125,000	2.550		03/21/2031	124,836
100,000	4.862		08/21/2046	120,483
9,000	5.012		04/15/2049	11,116
90,000	2.987	(c)	10/30/2056	79,176

				2,733,235

TOTAL CORPORATE BONDS (Cost $27,048,615)				$28,082,392

Mortgage-Backed Securities – 31.2%
FHLMC – 0.0%
$1,841	4.500%		07/01/2024	$ 1,933
9,996	4.500		11/01/2024	10,529
1,850	4.500		12/01/2024	1,952
5,364	7.500		12/01/2029	6,268
1,552	5.000		10/01/2033	1,760
2,288	5.000		07/01/2035	2,612
3,265	5.000		12/01/2035	3,721
654	5.000		03/01/2038	748
1,604	5.000		06/01/2041	1,847

				31,370

GNMA – 18.9%
853	7.000		10/15/2025	867
4,355	7.000		11/15/2025	4,647
498	7.000		02/15/2026	507
2,057	7.000		04/15/2026	2,182
2,209	7.000		03/15/2027	2,376
11,342	7.000		11/15/2027	11,721
5,462	7.000		02/15/2028	5,890

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)
GNMA – (continued)
$1,328	7.000%	03/15/2028		$ 1,367
740	7.000	04/15/2028		761
98	7.000	05/15/2028		107
2,151	7.000	06/15/2028		2,346
3,229	7.000	07/15/2028		3,523
8,563	7.000	09/15/2028		9,313
71,979	6.000	08/20/2034		83,017
62,601	5.000	06/15/2040		69,390
295,520	4.000	08/20/2043		326,544
127,248	4.000	10/20/2045		139,692
414,710	3.500	04/20/2047		441,535
542,984	3.500	12/20/2047		578,106
93,561	5.000	08/20/2048		102,231
287,364	4.500	09/20/2048		311,946
339,651	5.000	10/20/2048		370,967
971,407	5.000	11/20/2048		1,060,970
120,035	5.000	12/20/2048		131,027
712,469	4.500	01/20/2049		770,687
97,650	4.500	03/20/2049		105,568
666,438	4.500	10/20/2049		721,810
714,459	4.500	03/20/2050		770,887
1,000,000	2.500	TBA-30yr	(d)	1,031,450
3,000,000	2.000	TBA-30yr	(d)	3,022,675
2,000,000	2.500	TBA-30yr	(d)	2,058,915
2,000,000	3.000	TBA-30yr	(d)	2,083,279

				14,226,303

UMBS – 8.3%
7,662	5.500	09/01/2023		7,922
2,368	5.500	10/01/2023		2,450
761	4.500	07/01/2024		799
22,359	4.500	11/01/2024		23,514
10,901	4.500	12/01/2024		11,474
4,047	9.000	11/01/2025		4,418
21,066	7.000	08/01/2026		23,486
7,456	8.000	10/01/2029		8,586
1,017	8.500	04/01/2030		1,208
1,910	8.000	05/01/2030		2,070
5,390	8.000	08/01/2032		6,335
6,444	4.500	08/01/2039		7,167
30,419	3.000	01/01/2043		32,740
132,185	3.000	03/01/2043		142,269
182,750	3.000	04/01/2043		196,732
133,111	3.000	05/01/2043		143,432
396,150	4.500	04/01/2045		448,128
46,267	4.500	05/01/2045		52,366
249,858	4.000	02/01/2048		272,616
310,264	4.000	03/01/2048		338,330
25,397	4.000	07/01/2048		27,831
786,998	4.500	07/01/2048		854,537
353,586	4.000	08/01/2048		385,130
892,408	4.500	11/01/2048		968,506
304,597	5.000	11/01/2048		346,038
927,182	3.000	09/01/2049		982,269
17,113	5.000	10/01/2049		18,911
891,335	4.500	01/01/2050		967,550

				6,276,814

Principal Amount		Interest Rate	Maturity Date		Value

Mortgage-Backed Securities – (continued)
UMBS, 30 Year, Single Family – 4.0%
UMBS, 30 Year, Single Family
	$3,000,000	2.000%	TBA-30yr	(d)	$ 2,992,951

TOTAL MORTGAGE-BACKED SECURITIES (Cost $23,282,447)					$23,527,438

Collateralized Mortgage Obligations – 0.8%
Adjustable Rate Non-Agency(a)(b) – 0.7%
Alternative Loan Trust Series 2005-38, Class A1
	$55,978	1.759%	09/25/2035		$ 52,264
FHLMC STACR REMIC Trust Series 2020-DNA3, Class M2(c)
	74,145	3.109	06/25/2050		74,394
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2(c)
	36,000	2.817	10/25/2050		36,231
Harben Finance plc Series 2017-1X, Class A
GBP	63,304	0.859	08/20/2056		87,409
Lehman XS Trust Series 2005-7N, Class 1A1A
	$108,520	0.649	12/25/2035		106,333
London Wall Mortgage Capital plc Series 2017-FL1, Class A
GBP	33,789	0.903	11/15/2049		46,634
Stratton Mortgage Funding plc Series 2019-1, Class A
	84,528	1.250	05/25/2051		116,981
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
	$28,635	3.500	07/25/2049		29,042

					549,288

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2012-111, Class B
	8,248	7.000	10/25/2042		9,886
FNMA REMIC Series 2012-153, Class B
	22,325	7.000	07/25/2042		27,329

					37,215

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $541,622)					$ 586,503

Commercial Mortgage-Backed Securities(a) – 0.5%
Sequential Fixed Rate – 0.5%
BANK Series 2019-BN21, Class A5
	$150,000	2.851%	10/17/2052		$ 155,967
BANK Series 2021-BN32, Class A5
	150,000	2.643	04/15/2054		152,637
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
	100,000	3.006	01/15/2053		104,825

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $413,177)					$ 413,429

U.S. Government Agency Securities – 4.3%
FHLB
	$100,000	3.375%	12/08/2023		$ 108,033
FHLMC
	1,140,000	0.375	09/23/2025		1,117,797

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

U.S. Government Agency Securities – (continued)
FNMA
	$1,110,000	0.500%		11/07/2025	$ 1,092,463
	400,000	1.875		09/24/2026	417,481
	400,000	6.250		05/15/2029	540,467

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,238,374)					$ 3,276,241

Asset-Backed Securities(a)(b) – 4.8%
Collateralized Debt Obligations(c) – 0.6%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A
	$200,000	1.256%		06/15/2028	$ 200,061
KREF Ltd. Series 2018-FL1, Class A
	149,171	1.208		06/15/2036	149,171
Orix Credit Alliance Owner Trust Ltd. Series 2018-CRE1, Class A
	125,000	1.286		06/15/2036	125,122

					474,354

Collateralized Loan Obligations(c) – 4.1%
CBAM Ltd. Series 2018-5A, Class A
	525,000	1.243		04/17/2031	525,104
Crown City CLO I Series 2020-1A, Class A1
	250,000	2.274		07/20/2030	250,606
Cutwater Ltd. Series 2014-1A, Class A1AR
	111,702	1.491		07/15/2026	111,708
Elmwood CLO IV Ltd. Series 2020-1A, Class A
	600,000	1.481		04/15/2033	602,389
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1
	300,000	2.084		07/20/2031	301,658
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A
	250,000	1.629		11/30/2032	250,996
Jamestown CLO XV Ltd. Series 2020-15A, Class A
	300,000	1.581		04/15/2033	300,376
Marble Point CLO XVII Ltd. Series 2020-1A, Class A
	500,000	1.524		04/20/2033	500,634
Venture 39 CLO Ltd. Series 2020-39A, Class A1
	275,000	1.521		04/15/2033	275,806

					3,119,277

Home Equity – 0.1%
GMACM Home Equity Loan Trust Series 2007-HE3, Class 2A1
	37,863	7.000		09/25/2037	38,397

TOTAL ASSET-BACKED SECURITIES (Cost $3,619,486)					$ 3,632,028

Foreign Government Securities – 1.7%
Republic of Indonesia
	$200,000	3.050%		03/12/2051	$ 197,750
Republic of Peru(a)
	10,000	3.230		07/28/2121	8,066
Romania Government Bond
EUR	70,000	2.875		03/11/2029	90,760
	10,000	2.124	(c)	07/16/2031	11,983
	30,000	2.625	(c)	12/02/2040	34,829
	10,000	4.625	(c)	04/03/2049	14,446
State of Israel AID Bond(e)
	$200,000	5.500		12/04/2023	226,908
	100,000	5.500		04/26/2024	115,242

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Government Securities – (continued)
United Arab Emirates Government Bond(c)
	$220,000	3.125%	10/11/2027	$ 238,494
United Mexican States(a)
	200,000	3.250	04/16/2030	201,625
EUR	110,000	1.45	10/25/2033	121,096

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,233,338)				$ 1,261,199

Municipal Bonds – 2.2%
Arizona – 0.1%
City of Tucson COPS Series 2021 A (AGM)
	$25,000	0.984%	07/01/2026	$ 24,564
	25,000	1.457	07/01/2028	24,306
	25,000	1.932	07/01/2031	24,222

				73,092

California – 0.7%
Bay Area Toll Authority RB Refunding Series 2021 F-1
	25,000	1.079	04/01/2026	24,652
	30,000	1.633	04/01/2028	29,370
	15,000	2.069	04/01/2031	14,660
California State Various Purpose GO Bonds Series 2010
	105,000	7.625	03/01/2040	168,385
California Statewide Communities Development Authority RB Refunding for California Independent System Operator Corp. Series 2021
	50,000	1.877	02/01/2031	47,293
Fresno Unified School District GO Refunding Bonds Series 2020
	35,000	1.162	08/01/2026	34,818
Los Angeles Municipal Improvement Corp. RB Refunding for City of Los Angeles Series 2021 A
	25,000	1.197	11/01/2026	24,556
	35,000	1.648	11/01/2028	33,825
	80,000	2.074	11/01/2030	77,302
Port of Oakland RB Refunding Series 2020 R
	25,000	2.199	05/01/2031	24,550
San Francisco Municipal Transportation Agency RB Refunding Series 2021 A
	30,000	1.302	03/01/2028	29,148
San Jose Financing Authority RB for Civic Center Refunding Project Series 2020 A
	25,000	1.812	06/01/2029	24,396
	25,000	1.862	06/01/2030	24,148

				557,103

Colorado – 0.1%
City & County of Denver Airport System RB Refunding Series 2020 C
	25,000	1.572	11/15/2026	25,081
Regional Transportation District Sales Tax RB Series 2021 A
	45,000	0.900	11/01/2026	44,249

				69,330

Florida – 0.1%
State Board of Administration Finance Corp. RB Series 2020 A
	70,000	2.154	07/01/2030	69,943

Illinois – 0.3%
Chicago O’Hare International Airport RB Refundning Series 2020 D
	30,000	1.704	01/01/2026	30,353
Illinois State GO Bonds for Build America Bonds Series 2010-5
	100,000	7.350	07/01/2035	124,173

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Bonds – (continued)
Illinois – (continued)
Illinois State GO Bonds Pension Funding Series 2003
$25,000	5.100%	06/01/2033	$ 28,146

			182,672

Louisiana – 0.1%
City of New Orleans LA Water System Revenue RB Refunding Series 2021 (AGM)
25,000	1.008	12/01/2026	24,346
State of Louisiana RB Refunding for 1-49 North Project Series 2021
25,000	1.059	09/01/2026	24,409

			48,755

Maryland – 0.1%
State of Maryland Department of Transportation RB Refunding for Maryland Aviation Administration Series 2021 A
30,000	0.906	08/01/2026	29,132
40,000	1.303	08/01/2028	37,972

			67,104

Massachusetts – 0.0%
City of Worcester GO Refunding Bonds Series 2021 B
25,000	1.010	11/15/2026	24,808

New Jersey – 0.1%
New Jersey Turnpike Authority RB Refunding Series 2021 B
40,000	1.047	01/01/2026	39,343
40,000	1.483	01/01/2028	38,902

			78,245

New York – 0.4%
City of New York GO Bonds Series 2021 D
65,000	0.982	08/01/2025	64,924
80,000	1.396	08/01/2027	78,540
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2010
25,000	5.989	11/15/2030	31,687
New York City Transitional Finance Authority Future Tax Secured RB Series 2018 B-2
80,000	3.590	08/01/2027	89,221

			264,372

North Carolina – 0.0%
University of North Carolina at Charlotte (The) RB Refunding Series 2021
25,000	1.225	04/01/2026	25,080

Ohio – 0.2%
American Municipal Power, Inc. RB Build America Bond Series 2010 E RMKT
100,000	6.270	02/15/2050	136,059

Texas – 0.0%
City of Houston Airport System RB Refunding Series 2020 C
30,000	2.235	07/01/2029	30,134

TOTAL MUNICIPAL BONDS (Cost $1,532,867)			$ 1,626,697

U.S. Treasury Obligations – 14.1%
U.S. Treasury Bonds
$140,000	3.375%	11/15/2048	$ 168,350
150,000	2.000	02/15/2050	137,367

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
$3,030,000	2.375%	03/15/2022	$ 3,096,281
730,000	0.125	12/15/2023	726,806
1,030,000	0.375	12/31/2025	1,005,859
1,030,000	0.500	02/28/2026	1,009,722
1,010,000	0.750	03/31/2026	1,001,084
900,000	1.125	02/29/2028	884,250
1,010,000	1.250	03/31/2028	999,427
1,440,000	3.125	11/15/2028	1,610,325

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,813,381)			$10,639,471

Shares	Dividend Rate		Value

Investment Company(f) – 14.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
11,198,530	0.036%		$11,198,530
(Cost $11,198,530)

TOTAL INVESTMENTS – 111.6% (Cost $82,921,837)			$84,243,928

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.6)%			(8,764,511)

NET ASSETS – 100.0%			$75,479,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

(a)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2021.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $11,189,270 which represents approximately 14.8% of net assets as of March 31, 2021.

(e)	Guaranteed by the United States Government. Total market value of these securities amounts to $342,150, which represents 0.5% of net assets as of March 31, 2021.

(f)	Represents an Affiliated Issuer.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BA	— Banker Acceptance Rate
BBR	— Bank Bill Reference Rate
COPS	— Certificates of Participation
EURIBOR	— Euro Interbank Offered Rate
ESTR	— Euro Short Term Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
Mo.	— Month
NIBOR	— Norwegian Interbank Offered Rate
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
RMKT	— Remarketed
SOFR	— Secured Overnight Financing Rate
SONIA	— Sterling Overnight Index Average
STIBOR	— Stockholm Interbank Offered Rate
T-Note	— Treasury Note
UMBS	— Uniform Mortgage-Backed Securities
Yr.	— Year

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	CAD	258,925	USD	205,359	06/01/2021	$691
	GBP	31,989	USD	43,869	05/20/2021	237
	USD	160,720	AUD	208,671	06/16/2021	2,174
	USD	1,262,798	EUR	1,040,022	04/09/2021	43,064
	USD	647,243	GBP	465,079	05/20/2021	5,994
	USD	84,194	JPY	9,167,661	06/10/2021	1,346
	USD	50,934	NOK	425,607	05/21/2021	1,174
	USD	196,260	NOK	1,663,742	06/16/2021	1,749
	USD	165,779	NZD	231,355	06/16/2021	4,229
	USD	220,909	SEK	1,832,063	05/19/2021	11,048
	USD	207,975	SEK	1,766,683	06/16/2021	5,548

TOTAL						$77,254

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Morgan Stanley Co., Inc.	AUD	348,687	USD	268,747	06/01/2021	$(3,832)
	EUR	867,340	USD	1,051,379	04/09/2021	(34,165)
	EUR	317,065	USD	377,814	06/16/2021	(5,414)
	GBP	303,451	USD	422,308	05/20/2021	(3,911)
	JPY	11,613,101	USD	106,652	06/10/2021	(1,705)
	JPY	22,912,794	USD	210,830	06/16/2021	(3,753)
	SEK	1,653,000	USD	199,318	05/19/2021	(9,968)
	USD	150,647	AUD	198,292	06/01/2021	(5)
	USD	132,758	CAD	167,387	06/01/2021	(447)
	USD	181,801	CAD	229,968	06/16/2021	(1,210)

TOTAL						$(64,410)

FORWARD SALES CONTRACTS — At March 31, 2021, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Principal Amount	Settlement Date	Value

GNMA	2.000%	TBA-30yr	$(1,000,000)	04/15/2051	$(1,009,199)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	(1,000,000)	04/15/2020	(1,041,641)

TOTAL (Proceeds Received: $2,051,328)					$(2,050,840)

(a)	TBA (To Be Announced) Securities are sold on a forward commitment basis with an approximate principal amounted and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	26	06/30/2021	$5,739,297	$(3,421)
U.S. Treasury 10 Year Note	25	06/21/2021	3,276,562	(68,533)
U.S. Treasury Long Bond	27	06/21/2021	4,180,781	(139,127)
U.S. Treasury Ultra Bond	29	06/21/2021	5,276,188	(182,168)

Total				$(393,249)

Short position contracts:
U.S. Treasury 5 Year Note	(42)	06/30/2021	(5,185,031)	40,645
U.S. Treasury 10 Year Ultra Note	(22)	06/21/2021	(3,165,250)	106,725

Total				$147,370

Total Futures Contracts				$(245,879)

SWAP CONTRACTS — At March 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2021(b)	Termination Date	Notional Amount (000’s)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
General Electric Co.	1.000%	0.520%	06/20/2024	USD	125	$1,964	$(1,373)	$3,337
General Electric Co.	1.000	0.682	12/20/2024		50	600	(598)	1,198
iTraxx Asia ex-Japan Investment Grade Index	1.000	0.642	06/20/2026		1,310	24,077	24,048	29
Markit CDX North America Investment Grade Index	1.000	0.319	06/20/2023		1,025	15,867	9,756	6,111
Markit CDX North America Investment Grade Index	1.000	0.554	06/20/2025		3,500	65,723	50,371	15,352
Markit CDX North America Investment Grade Index	1.000	0.482	12/20/2025		575	13,940	12,558	1,382
Prudential Financial, Inc.	1.000	0.347	06/20/2024		75	1,600	817	783
Republic of Chile	1.000	0.317	06/20/2024		20	446	397	49
Republic of Colombia	1.000	0.832	06/20/2024		210	1,189	559	630
Republic of Indonesia	1.000	0.515	06/20/2024		160	2,540	420	2,120
Republic of Peru	1.000	0.509	06/20/2024		40	645	601	44
Russian Federation	1.000	0.841	12/20/2024		30	184	(195)	379
State of Qatar	1.000	0.294	06/20/2024		20	463	273	190
State of Qatar	1.000	0.345	12/20/2024		10	247	161	86
United Mexican States	1.000	0.658	06/20/2024		20	225	(192)	417

TOTAL						$129,710	$97,603	$32,107

(a)	Payments received quarterly.

(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Received (Paid) by the Fund	Credit Spread at March 31, 2021(b)	Counterparty	Termination Date	Notional Amount (000’s)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX North American BBB-11	3.000%	4.046%	Morgan Stanley Co., Inc.	11/18/2054	USD 200	$(12,025)	$(56,095)	$44,070
Markit CMBX North American BBB-8	3.000	8.119		10/17/2057	USD 100	(15,700)	(27,160)	11,460

TOTAL						$(27,725)	$(83,255)	$55,530

(a)	Payments received monthly.

(b)	Credit spread on the referenced obligation, together with the period of expiration, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and term of the swap contract increase.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(a)		Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3 Month BBR(b)	0.190%	02/22/2023	AUD	8,280	$(3,511)	$(3,022)	$(489)
3 Month BA(c)	0.804	02/28/2023	CAD	6,680	4,369	940	3,429
3 Month BA(c)	0.750	03/01/2023	CAD	11,230	2,437	(3,073)	5,510
0.275%(c)	3 Month LIBOR	03/03/2023	USD	8,800	5,480	1,868	3,612
3 Month BA(c)	0.700	11/18/2023	CAD	1,750	(6,103)	46	(6,149)
3 Month BBR(b)	0.500	01/25/2024	AUD	4,260	(3,082)	6,263	(9,345)
3 Month BBR(b)	0.500	02/24/2024	AUD	1,420	1,186	3,515	(2,329)
(0.500)(d)	1 Day ESTR	06/16/2026	EUR	790	3,434	2,350	1,084
1 Day SONIA(d)	0.000	06/16/2026	GBP	910	(31,055)	(29,987)	(1,068)
6 Month NIBOR(c)	1.500	06/16/2026	NOK	2,010	(232)	(327)	95
3 Month STIBOR(b)	0.500	06/16/2026	SEK	12,730	9,722	9,610	112
6 Month BBR(c)	0.750	06/16/2028	AUD	520	(19,262)	(17,648)	(1,614)
1.000(c)	3 Month BA	06/16/2028	CAD	490	21,593	17,101	4,492
6 Month LIBOR(c)	(0.250)	06/16/2028	CHF	790	(3,163)	(229)	(2,934)
(0.500)(d)	1 Day ESTR	06/16/2028	EUR	570	10,546	9,478	1,068
6 Month EURIBOR(c)	0.050	05/21/2030	EUR	980	(15,932)	10,844	(26,776)
6 Month BBR(c)	1.240	10/28/2030	AUD	710	(38,237)	(19,414)	(18,823)
1.240(d)	6 Month NIBOR	10/29/2030	NOK	5,960	31,076	6,602	24,474
6 Month BBR(c)	1.710	01/21/2031	AUD	1,560	(60,941)	(21,028)	(39,913)
0.500(c)	6 Month LIBOR	01/26/2031	GBP	940	57,504	27,698	29,806
6 Month BBR(c)	1.500	02/02/2031	AUD	230	(10,691)	(6,417)	(4,274)
1.500(c)	3 Month LIBOR	02/02/2031	USD	190	9,039	1,879	7,160
1.000(c)	6 Month LIBOR	02/10/2031	GBP	720	20,572	7,467	13,105
6 Month EURIBOR(c)	0.500	02/12/2031	EUR	970	4,036	14,201	(10,165)
3 Month LIBOR(b)	2.209	02/25/2031	USD	400	(6,261)	(1,195)	(5,066)
6 Month BBR(c)	1.000	06/16/2031	AUD	370	(24,224)	(22,494)	(1,730)
3 Month BA(c)	1.250	06/16/2031	CAD	330	(21,431)	(20,460)	(971)
0.250(d)	1 Day SONIA	06/16/2031	GBP	850	66,206	57,372	8,834
2.000(d)	6 Month NIBOR	06/16/2031	NOK	2,610	(3,209)	(4,160)	951
2.431(c)	3 Month LIBOR	02/25/2036	USD	490	4,858	592	4,266
0.260(d)	6 Month EURIBOR	05/21/2040	EUR	500	35,095	519	34,576
0.000(d)	6 Month EURIBOR	06/16/2051	EUR	20	3,320	2,738	582
0.500(c)	6 Month LIBOR	06/16/2051	JPY	18,970	3,564	3,182	382

TOTAL					$46,703	$34,811	$11,892

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.

GOLDMAN SACHS VARIABLE INSURANCE TRUST CORE FIXED INCOME FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED & WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased & written options contracts:

OVER THE COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
6M IRS	Bank of America NA	0.415%	06/04/2021	50,000	$50,000	$2,260	$1,843	$417
6M IRS	JPMorgan Chase Bank NA	0.325	06/01/2021	40,000	40,000	2,632	1,768	864
6M IRS		0.390	06/01/2021	40,000	40,000	1,985	1,474	511
6M IRS		0.428	06/07/2021	50,000	50,000	2,142	1,937	205

Total Purchased option contracts				180,000		$9,019	$7,022	$1,997

Written option contracts
Puts
3M IRS	Bank of America NA	0.963	06/04/2021	(280,000)	(280,000)	$(2,881)	$(1,624)	$(1,257)
3M IRS		1.025	06/07/2021	(280,000)	(280,000)	(2,365)	(2,086)	(279)
3M IRS	JPMorgan Chase Bank NA	0.980	06/01/2021	(290,000)	(290,000)	(2,722)	(1,595)	(1,127)
3M IRS	Morgan Stanley Co., Inc.	0.912	06/01/2021	(270,000)	(270,000)	(3,170)	(1,809)	(1,361)

Total puts				(1,120,000)		$(11,138)	$(7,114)	$(4,024)

Calls
6M IRS	Morgan Stanley Co., Inc.	(0.040)	04/06/2021	(80,000)	(80,000)	$—	$(2,714)	$2,714

Total written option contracts				(1,200,000)		$(11,138)	$(9,828)	$(1,310)

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 2.0%
1,549	Aptiv plc*	$ 213,607
1,305	BorgWarner, Inc.	60,500
22,309	Ford Motor Co.*	273,285
7,152	General Motors Co.*	410,954
4,365	Tesla, Inc.*	2,915,515

		3,873,861

Banks – 4.4%
43,249	Bank of America Corp.	1,673,304
11,886	Citigroup, Inc.	864,707
2,382	Citizens Financial Group, Inc.	105,165
774	Comerica, Inc.	55,527
4,059	Fifth Third Bancorp	152,010
979	First Republic Bank	163,248
5,981	Huntington Bancshares, Inc.	94,021
17,320	JPMorgan Chase & Co.	2,636,624
5,526	KeyCorp	110,410
746	M&T Bank Corp.	113,101
2,606	People’s United Financial, Inc.	46,647
2,418	PNC Financial Services Group, Inc. (The)	424,141
5,672	Regions Financial Corp.	117,184
294	SVB Financial Group*	145,136
7,698	Truist Financial Corp.	448,947
7,788	US Bancorp	430,754
23,415	Wells Fargo & Co.	914,824
945	Zions Bancorp NA	51,937

		8,547,687

Capital Goods – 6.0%
3,276	3M Co.	631,220
728	A O Smith Corp.	49,220
503	Allegion plc	63,187
1,320	AMETEK, Inc.	168,604
3,129	Boeing Co. (The)*	797,019
4,605	Carrier Global Corp.	194,423
3,086	Caterpillar, Inc.	715,551
846	Cummins, Inc.	219,207
1,776	Deere & Co.	664,473
820	Dover Corp.	112,446
2,294	Eaton Corp. plc	317,214
3,383	Emerson Electric Co.	305,214
3,230	Fastenal Co.	162,404
1,820	Fortive Corp.	128,565
757	Fortune Brands Home & Security, Inc.	72,536
359	Generac Holdings, Inc.*	117,554
1,334	General Dynamics Corp.	242,201
49,670	General Electric Co.	652,167
3,959	Honeywell International, Inc.	859,380
2,222	Howmet Aerospace, Inc.*	71,393
219	Huntington Ingalls Industries, Inc.	45,081
449	IDEX Corp.	93,985
1,634	Illinois Tool Works, Inc.	361,964
2,107	Ingersoll Rand, Inc.*	103,685
4,051	Johnson Controls International plc	241,723
1,160	L3Harris Technologies, Inc.	235,109
1,409	Lockheed Martin Corp.	520,625
1,464	Masco Corp.	87,693
873	Northrop Grumman Corp.	282,538

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
2,295	Otis Worldwide Corp.	$ 157,093
1,979	PACCAR, Inc.	183,889
727	Parker-Hannifin Corp.	229,318
945	Pentair plc	58,892
770	Quanta Services, Inc.	67,745
8,628	Raytheon Technologies Corp.	666,685
657	Rockwell Automation, Inc.	174,394
605	Roper Technologies, Inc.	244,021
297	Snap-on, Inc.	68,530
906	Stanley Black & Decker, Inc.	180,901
212	Teledyne Technologies, Inc.*	87,694
1,297	Textron, Inc.	72,736
1,339	Trane Technologies plc	221,685
307	TransDigm Group, Inc.*	180,491
403	United Rentals, Inc.*	132,712
1,007	Westinghouse Air Brake Technologies Corp.	79,714
244	WW Grainger, Inc.	97,827
1,023	Xylem, Inc.	107,599

		11,528,307

Commercial & Professional Services – 0.8%
498	Cintas Corp.	169,972
1,203	Copart, Inc.*	130,658
716	Equifax, Inc.	129,689
2,145	IHS Markit Ltd.	207,593
717	Jacobs Engineering Group, Inc.	92,687
768	Leidos Holdings, Inc.	73,943
1,932	Nielsen Holdings plc	48,590
1,195	Republic Services, Inc.	118,723
697	Robert Half International, Inc.	54,415
1,323	Rollins, Inc.	45,538
914	Verisk Analytics, Inc.	161,495
2,220	Waste Management, Inc.	286,424

		1,519,727

Consumer Durables & Apparel – 1.2%
1,899	DR Horton, Inc.	169,239
846	Garmin Ltd.	111,545
1,859	Hanesbrands, Inc.	36,567
739	Hasbro, Inc.	71,033
759	Leggett & Platt, Inc.	34,648
1,559	Lennar Corp. Class A	157,818
326	Mohawk Industries, Inc.*	62,693
2,039	Newell Brands, Inc.	54,604
7,189	NIKE, Inc. Class B	955,346
19	NVR, Inc.*	89,508
1,535	PulteGroup, Inc.	80,495
425	PVH Corp.*	44,922
305	Ralph Lauren Corp.*	37,564
1,605	Tapestry, Inc.*	66,142
1,254	Under Armour, Inc. Class A*	27,789
1,232	Under Armour, Inc. Class C*	22,743
1,836	VF Corp.	146,733
377	Whirlpool Corp.	83,072

		2,252,461

Consumer Services – 1.8%
1,188	Caesars Entertainment, Inc.*	103,891
4,349	Carnival Corp.*	115,422
156	Chipotle Mexican Grill, Inc.*	221,648
753	Darden Restaurants, Inc.	106,926

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Services – (continued)
229	Domino’s Pizza, Inc.	$ 84,224
1,566	Hilton Worldwide Holdings, Inc.*	189,361
1,934	Las Vegas Sands Corp.*	117,510
1,508	Marriott International, Inc. Class A*	223,350
4,230	McDonald’s Corp.	948,112
2,367	MGM Resorts International	89,922
2,072	Norwegian Cruise Line Holdings Ltd.*	57,166
848	Penn National Gaming, Inc.*	88,904
1,249	Royal Caribbean Cruises Ltd.*	106,927
6,685	Starbucks Corp.	730,470
596	Wynn Resorts Ltd.*	74,721
1,709	Yum! Brands, Inc.	184,880

		3,443,434

Diversified Financials – 4.9%
3,732	American Express Co.	527,854
667	Ameriprise Financial, Inc.	155,044
4,625	Bank of New York Mellon Corp. (The)	218,716
10,839	Berkshire Hathaway, Inc. Class B*	2,769,039
804	BlackRock, Inc.	606,184
2,631	Capital One Financial Corp.	334,742
600	Cboe Global Markets, Inc.	59,214
8,526	Charles Schwab Corp. (The)	555,725
2,040	CME Group, Inc.	416,629
1,731	Discover Financial Services	164,428
1,640	Franklin Resources, Inc.	48,544
1,949	Goldman Sachs Group, Inc. (The)(a)	637,323
3,190	Intercontinental Exchange, Inc.	356,259
2,035	Invesco Ltd.	51,323
223	MarketAxess Holdings, Inc.	111,036
908	Moody’s Corp.	271,138
8,523	Morgan Stanley	661,896
478	MSCI, Inc.	200,416
638	Nasdaq, Inc.	94,079
1,173	Northern Trust Corp.	123,294
701	Raymond James Financial, Inc.	85,915
1,377	S&P Global, Inc.	485,902
1,972	State Street Corp.	165,668
3,047	Synchrony Financial	123,891
1,299	T. Rowe Price Group, Inc.	222,908

		9,447,167

Energy – 2.8%
2,202	APA Corp.*	39,416
3,974	Baker Hughes Co.	85,878
2,134	Cabot Oil & Gas Corp.	40,076
10,958	Chevron Corp.	1,148,289
7,644	ConocoPhillips	404,903
3,389	Devon Energy Corp.	74,050
915	Diamondback Energy, Inc.	67,243
3,313	EOG Resources, Inc.	240,292
24,041	Exxon Mobil Corp.	1,342,209
4,950	Halliburton Co.	106,227
1,591	Hess Corp.	112,579
857	HollyFrontier Corp.	30,663
11,127	Kinder Morgan, Inc.	185,265

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
4,228	Marathon Oil Corp.	$ 45,155
3,740	Marathon Petroleum Corp.	200,053
2,058	NOV, Inc.*	28,236
4,860	Occidental Petroleum Corp.	129,373
2,537	ONEOK, Inc.	128,524
2,467	Phillips 66	201,159
1,158	Pioneer Natural Resources Co.	183,914
7,876	Schlumberger NV	214,148
2,377	Valero Energy Corp.	170,193
6,972	Williams Cos., Inc. (The)	165,167

		5,343,012

Food & Staples Retailing – 1.3%
2,527	Costco Wholesale Corp.	890,717
4,401	Kroger Co. (The)	158,392
2,909	Sysco Corp.	229,055
4,113	Walgreens Boots Alliance, Inc.	225,804
7,856	Walmart, Inc.	1,067,080

		2,571,048

Food, Beverage & Tobacco – 3.1%
10,632	Altria Group, Inc.	543,933
3,198	Archer-Daniels-Midland Co.	182,286
1,055	Brown-Forman Corp. Class B	72,763
1,039	Campbell Soup Co.	52,231
22,064	Coca-Cola Co. (The)	1,162,994
2,861	Conagra Brands, Inc.	107,574
965	Constellation Brands, Inc. Class A	220,020
3,515	General Mills, Inc.	215,540
845	Hershey Co. (The)	133,645
1,579	Hormel Foods Corp.	75,445
642	J M Smucker Co. (The)	81,232
1,408	Kellogg Co.	89,126
3,667	Kraft Heinz Co. (The)	146,680
809	Lamb Weston Holdings, Inc.	62,681
1,383	McCormick & Co., Inc. (Non-Voting)	123,308
1,037	Molson Coors Beverage Co. Class B*	53,043
8,004	Mondelez International, Inc. Class A	468,474
2,122	Monster Beverage Corp.*	193,293
7,830	PepsiCo, Inc.	1,107,554
8,888	Philip Morris International, Inc.	788,721
1,668	Tyson Foods, Inc. Class A	123,932

		6,004,475

Health Care Equipment & Services – 6.3%
10,057	Abbott Laboratories	1,205,231
261	ABIOMED, Inc.*	83,189
414	Align Technology, Inc.*	224,193
825	AmerisourceBergen Corp.	97,408
1,391	Anthem, Inc.	499,299
2,845	Baxter International, Inc.	239,947
1,655	Becton Dickinson and Co.	402,413
8,020	Boston Scientific Corp.*	309,973
1,627	Cardinal Health, Inc.	98,840
3,331	Centene Corp.*	212,884
1,758	Cerner Corp.	126,365
1,998	Cigna Corp.	482,997
287	Cooper Cos., Inc. (The)	110,234

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
7,413	CVS Health Corp.	$ 557,680
3,609	Danaher Corp.	812,314
424	DaVita, Inc.*	45,694
1,297	Dentsply Sirona, Inc.	82,762
547	DexCom, Inc.*	196,586
3,519	Edwards Lifesciences Corp.*	294,329
1,521	HCA Healthcare, Inc.	286,465
846	Henry Schein, Inc.*	58,577
1,464	Hologic, Inc.*	108,892
729	Humana, Inc.	305,633
486	IDEXX Laboratories, Inc.*	237,805
670	Intuitive Surgical, Inc.*	495,090
544	Laboratory Corp. of America Holdings*	138,736
915	McKesson Corp.	178,462
7,647	Medtronic plc	903,340
784	Quest Diagnostics, Inc.	100,619
820	ResMed, Inc.	159,096
498	STERIS plc	94,859
1,870	Stryker Corp.	455,495
265	Teleflex, Inc.	110,097
5,364	UnitedHealth Group, Inc.	1,995,783
458	Universal Health Services, Inc. Class B	61,093
546	Varian Medical Systems, Inc.*	96,385
419	West Pharmaceutical Services, Inc.	118,066
1,183	Zimmer Biomet Holdings, Inc.	189,375

		12,176,206

Household & Personal Products – 1.7%
1,363	Church & Dwight Co., Inc.	119,058
722	Clorox Co. (The)	139,259
4,793	Colgate-Palmolive Co.	377,832
1,288	Estee Lauder Cos., Inc. (The) Class A	374,615
1,906	Kimberly-Clark Corp.	265,029
13,971	Procter & Gamble Co. (The)	1,892,093

		3,167,886

Insurance – 1.9%
3,596	Aflac, Inc.	184,043
1,753	Allstate Corp. (The)	201,420
4,899	American International Group, Inc.	226,383
1,278	Aon plc Class A	294,081
1,095	Arthur J Gallagher & Co.	136,623
310	Assurant, Inc.	43,949
2,577	Chubb Ltd.	407,089
871	Cincinnati Financial Corp.	89,791
227	Everest Re Group Ltd.	56,253
531	Globe Life, Inc.	51,310
2,094	Hartford Financial Services Group, Inc. (The)	139,858
991	Lincoln National Corp.	61,709
1,305	Loews Corp.	66,920
2,922	Marsh & McLennan Cos., Inc.	355,900
4,248	MetLife, Inc.	258,236
1,435	Principal Financial Group, Inc.	86,043
3,318	Progressive Corp. (The)	317,234
2,242	Prudential Financial, Inc.	204,246
1,445	Travelers Cos., Inc. (The)	217,328

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,272	Unum Group	$ 35,400
768	W R Berkley Corp.	57,869
741	Willis Towers Watson plc	169,600

		3,661,285

Materials – 2.7%
1,249	Air Products and Chemicals, Inc.	351,394
613	Albemarle Corp.	89,565
8,922	Amcor plc	104,209
481	Avery Dennison Corp.	88,336
1,883	Ball Corp.	159,565
652	Celanese Corp.	97,676
1,167	CF Industries Holdings, Inc.	52,958
4,287	Corteva, Inc.	199,860
4,272	Dow, Inc.	273,152
3,031	DuPont de Nemours, Inc.	234,236
756	Eastman Chemical Co.	83,251
1,407	Ecolab, Inc.	301,196
721	FMC Corp.	79,750
8,373	Freeport-McMoRan, Inc.*	275,723
1,396	International Flavors & Fragrances, Inc.	194,896
2,304	International Paper Co.	124,577
2,965	Linde plc	830,615
1,498	LyondellBasell Industries NV Class A	155,867
353	Martin Marietta Materials, Inc.	118,544
1,883	Mosaic Co. (The)	59,522
4,518	Newmont Corp.	272,300
1,657	Nucor Corp.	133,007
542	Packaging Corp. of America	72,888
1,355	PPG Industries, Inc.	203,602
908	Sealed Air Corp.	41,605
463	Sherwin-Williams Co. (The)	341,699
743	Vulcan Materials Co.	125,381
1,495	Westrock Co.	77,815

		5,143,189

Media & Entertainment – 9.2%
4,389	Activision Blizzard, Inc.	408,177
1,710	Alphabet, Inc. Class A*	3,526,909
1,639	Alphabet, Inc. Class C*	3,390,485
803	Charter Communications, Inc. Class A*	495,467
25,962	Comcast Corp. Class A	1,404,804
876	Discovery, Inc. Class A*	38,071
1,617	Discovery, Inc. Class C*	59,651
1,329	DISH Network Corp. Class A*	48,110
1,661	Electronic Arts, Inc.	224,850
13,678	Facebook, Inc. Class A*	4,028,581
1,841	Fox Corp. Class A	66,478
935	Fox Corp. Class B	32,660
2,371	Interpublic Group of Cos., Inc. (The)	69,233
839	Live Nation Entertainment, Inc.*	71,021
2,511	Netflix, Inc.*	1,309,888
2,320	News Corp. Class A	58,998
566	News Corp. Class B	13,278
1,207	Omnicom Group, Inc.	89,499
652	Take-Two Interactive Software, Inc.*	115,208
4,547	Twitter, Inc.*	289,326

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Media & Entertainment – (continued)
3,198	ViacomCBS, Inc.	$ 144,230
10,315	Walt Disney Co. (The)*	1,903,324

		17,788,248

Pharmaceuticals, Biotechnology & Life Sciences – 6.6%
10,070	AbbVie, Inc.	1,089,775
1,766	Agilent Technologies, Inc.	224,529
1,257	Alexion Pharmaceuticals, Inc.*	192,208
3,287	Amgen, Inc.	817,838
858	Biogen, Inc.*	240,026
124	Bio-Rad Laboratories, Inc. Class A*	70,825
12,751	Bristol-Myers Squibb Co.	804,971
930	Catalent, Inc.*	97,938
4,505	Eli Lilly and Co.	841,624
7,173	Gilead Sciences, Inc.	463,591
828	Illumina, Inc.*	318,002
1,026	Incyte Corp.*	83,383
1,077	IQVIA Holdings, Inc.*	208,012
14,941	Johnson & Johnson	2,455,553
14,340	Merck & Co., Inc.	1,105,471
131	Mettler-Toledo International, Inc.*	151,395
633	PerkinElmer, Inc.	81,208
823	Perrigo Co. plc	33,307
31,758	Pfizer, Inc.	1,150,592
606	Regeneron Pharmaceuticals, Inc.*	286,723
2,243	Thermo Fisher Scientific, Inc.	1,023,660
1,474	Vertex Pharmaceuticals, Inc.*	316,748
7,020	Viatris, Inc.*	98,069
348	Waters Corp.*	98,891
2,718	Zoetis, Inc.	428,031

		12,682,370

Real Estate – 2.4%
696	Alexandria Real Estate Equities, Inc. (REIT)	114,353
2,516	American Tower Corp. (REIT)	601,475
795	AvalonBay Communities, Inc. (REIT)	146,685
829	Boston Properties, Inc. (REIT)	83,944
1,951	CBRE Group, Inc. Class A*	154,344
2,452	Crown Castle International Corp. (REIT)	422,063
1,597	Digital Realty Trust, Inc. (REIT)	224,921
2,097	Duke Realty Corp. (REIT)	87,927
512	Equinix, Inc. (REIT)	347,950
1,931	Equity Residential (REIT)	138,317
365	Essex Property Trust, Inc. (REIT)	99,222
729	Extra Space Storage, Inc. (REIT)	96,629
378	Federal Realty Investment Trust (REIT)	38,348
3,015	Healthpeak Properties, Inc. (REIT)	95,696
4,011	Host Hotels & Resorts, Inc. (REIT)*	67,585
1,759	Iron Mountain, Inc. (REIT)	65,101
2,332	Kimco Realty Corp. (REIT)	43,725
646	Mid-America Apartment Communities, Inc. (REIT)	93,257

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
4,229	Prologis, Inc. (REIT)	$ 448,274
876	Public Storage (REIT)	216,162
2,020	Realty Income Corp. (REIT)	128,270
891	Regency Centers Corp. (REIT)	50,529
611	SBA Communications Corp. (REIT)	169,583
1,826	Simon Property Group, Inc. (REIT)	207,744
1,629	UDR, Inc. (REIT)	71,448
2,162	Ventas, Inc. (REIT)	115,321
862	Vornado Realty Trust (REIT)	39,126
2,332	Welltower, Inc. (REIT)	167,041
4,285	Weyerhaeuser Co. (REIT)	152,546

		4,687,586

Retailing – 7.4%
380	Advance Auto Parts, Inc.	69,726
2,431	Amazon.com, Inc.*	7,521,708
125	AutoZone, Inc.*	175,537
1,304	Best Buy Co., Inc.	149,712
234	Booking Holdings, Inc.*	545,182
931	CarMax, Inc.*	123,506
1,380	Dollar General Corp.	279,616
1,328	Dollar Tree, Inc.*	152,003
3,625	eBay, Inc.	221,995
725	Etsy, Inc.*	146,211
764	Expedia Group, Inc.*	131,500
1,099	Gap, Inc. (The)*	32,728
813	Genuine Parts Co.	93,975
6,129	Home Depot, Inc. (The)	1,870,877
1,338	L Brands, Inc.*	82,769
1,596	LKQ Corp.*	67,559
4,173	Lowe’s Cos., Inc.	793,621
395	O’Reilly Automotive, Inc.*	200,364
221	Pool Corp.	76,298
2,046	Ross Stores, Inc.	245,336
2,831	Target Corp.	560,736
6,858	TJX Cos., Inc. (The)	453,657
684	Tractor Supply Co.	121,123
329	Ulta Beauty, Inc.*	101,717

		14,217,456

Semiconductors & Semiconductor Equipment – 5.5%
6,892	Advanced Micro Devices, Inc.*	541,022
2,081	Analog Devices, Inc.	322,722
5,237	Applied Materials, Inc.	699,663
2,318	Broadcom, Inc.	1,074,764
735	Enphase Energy, Inc.*	119,188
23,041	Intel Corp.	1,474,624
867	KLA Corp.	286,457
810	Lam Research Corp.	482,144
1,529	Maxim Integrated Products, Inc.	139,705
1,506	Microchip Technology, Inc.	233,761
6,383	Micron Technology, Inc.*	563,044
244	Monolithic Power Systems, Inc.	86,183
3,517	NVIDIA Corp.	1,877,832
1,580	NXP Semiconductors NV	318,117
666	Qorvo, Inc.*	121,678
6,478	QUALCOMM, Inc.	858,918
953	Skyworks Solutions, Inc.	174,856
947	Teradyne, Inc.	115,231
5,213	Texas Instruments, Inc.	985,205

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
1,375	Xilinx, Inc.	$ 170,363

		10,645,477

Software & Services – 13.4%
3,599	Accenture plc Class A	994,224
2,727	Adobe, Inc.*	1,296,334
925	Akamai Technologies, Inc.*	94,258
494	ANSYS, Inc.*	167,743
1,264	Autodesk, Inc.*	350,318
2,447	Automatic Data Processing, Inc.	461,186
655	Broadridge Financial Solutions, Inc.	100,280
1,579	Cadence Design Systems, Inc.*	216,307
728	Citrix Systems, Inc.	102,182
2,989	Cognizant Technology Solutions Corp. Class A	233,501
1,390	DXC Technology Co.*	43,451
3,556	Fidelity National Information Services, Inc.	500,009
3,218	Fiserv, Inc.*	383,071
489	FleetCor Technologies, Inc.*	131,360
766	Fortinet, Inc.*	141,266
524	Gartner, Inc.*	95,656
1,698	Global Payments, Inc.	342,283
5,073	International Business Machines Corp.	676,028
1,562	Intuit, Inc.	598,340
447	Jack Henry & Associates, Inc.	67,819
4,974	Mastercard, Inc. Class A	1,770,993
42,842	Microsoft Corp.	10,100,858
3,235	NortonLifeLock, Inc.	68,776
10,551	Oracle Corp.	740,364
1,810	Paychex, Inc.	177,416
286	Paycom Software, Inc.*	105,837
6,667	PayPal Holdings, Inc.*	1,619,014
5,229	salesforce.com, Inc.*	1,107,868
1,108	ServiceNow, Inc.*	554,122
872	Synopsys, Inc.*	216,064
234	Tyler Technologies, Inc.*	99,340
553	VeriSign, Inc.*	109,914
9,638	Visa, Inc. Class A	2,040,654
2,511	Western Union Co. (The)	61,921

		25,768,757

Technology Hardware & Equipment – 7.5%
3,444	Amphenol Corp. Class A	227,201
89,641	Apple, Inc.	10,949,648
317	Arista Networks, Inc.*	95,699
786	CDW Corp.	130,280
23,933	Cisco Systems, Inc.	1,237,575
4,344	Corning, Inc.	189,007
368	F5 Networks, Inc.*	76,772
802	FLIR Systems, Inc.	45,289
7,290	Hewlett Packard Enterprise Co.	114,745
7,145	HP, Inc.	226,854
209	IPG Photonics Corp.*	44,086
1,798	Juniper Networks, Inc.	45,543
1,053	Keysight Technologies, Inc.*	151,000
975	Motorola Solutions, Inc.	183,349
1,310	NetApp, Inc.	95,198
1,109	Seagate Technology plc	85,116
1,894	TE Connectivity Ltd.	244,534

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
1,452	Trimble, Inc.*	$ 112,951
1,757	Western Digital Corp.	117,280
305	Zebra Technologies Corp. Class A*	147,980

		14,520,107

Telecommunication Services – 1.6%
40,428	AT&T, Inc.	1,223,756
5,649	Lumen Technologies, Inc.	75,414
3,319	T-Mobile US, Inc.*	415,837
23,547	Verizon Communications, Inc.	1,369,258

		3,084,265

Transportation – 2.0%
699	Alaska Air Group, Inc.*	48,378
3,649	American Airlines Group, Inc.*	87,211
782	CH Robinson Worldwide, Inc.	74,626
4,351	CSX Corp.	419,523
3,380	Delta Air Lines, Inc.*	163,186
947	Expeditors International of Washington, Inc.	101,983
1,395	FedEx Corp.	396,236
467	JB Hunt Transport Services, Inc.	78,489
533	Kansas City Southern	140,669
1,444	Norfolk Southern Corp.	387,743
535	Old Dominion Freight Line, Inc.	128,619
3,313	Southwest Airlines Co.*	202,292
3,806	Union Pacific Corp.	838,881
1,817	United Airlines Holdings, Inc.*	104,550
4,080	United Parcel Service, Inc. Class B	693,559

		3,865,945

Utilities – 2.6%
3,755	AES Corp. (The)	100,672
1,446	Alliant Energy Corp.	78,315
1,445	Ameren Corp.	117,565
2,870	American Electric Power Co., Inc.	243,089
1,032	American Water Works Co., Inc.	154,717
741	Atmos Energy Corp.	73,248
3,042	CenterPoint Energy, Inc.	68,901
1,628	CMS Energy Corp.	99,666
1,975	Consolidated Edison, Inc.	147,730
4,627	Dominion Energy, Inc.	351,467
1,108	DTE Energy Co.	147,519
4,178	Duke Energy Corp.	403,302
2,210	Edison International	129,506
1,137	Entergy Corp.	113,097
1,244	Evergy, Inc.	74,055
1,954	Eversource Energy	169,197
5,618	Exelon Corp.	245,731
3,078	FirstEnergy Corp.	106,776
11,114	NextEra Energy, Inc.	840,330
2,370	NiSource, Inc.	57,141
1,439	NRG Energy, Inc.	54,294
691	Pinnacle West Capital Corp.	56,213
4,377	PPL Corp.	126,233
2,826	Public Service Enterprise Group, Inc.	170,154
1,666	Sempra Energy	220,878
5,978	Southern Co. (The)	371,593

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
1,773	WEC Energy Group, Inc.	$ 165,935
2,991	Xcel Energy, Inc.	198,931

		5,086,255

TOTAL INVESTMENTS – 99.1% (Cost $51,620,589)		$191,026,211

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		1,706,033

NET ASSETS – 100.0%		$192,732,244

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST EQUITY INDEX FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	9	06/18/2021	$1,785,330	$23,227

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Exchange-Traded Funds – 34.7%
508,400	iShares Core MSCI Emerging Markets ETF	$ 32,720,624
112,665	iShares Core S&P 500 ETF	44,820,391
113,300	Vanguard S&P 500 ETF	41,275,190

TOTAL EXCHANGE-TRADED FUNDS (Cost $82,099,782)		$118,816,205

Shares	Dividend Rate	Value

Investment Companies(a) – 54.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
102,943,609	0.036%	$102,943,609
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares
17,213,403	0.006	17,213,403
Goldman Sachs Financial Square Treasury Obligations Fund — Institutional Shares
33,836,539	0.026	33,836,539
Goldman Sachs Financial Square Treasury Solutions Fund — Institutional Shares
33,835,724	0.006	33,835,724

TOTAL INVESTMENT COMPANIES (Cost $187,829,275)		$187,829,275

TOTAL INVESTMENTS – 89.5% (Cost $269,929,057)		$306,645,480

OTHER ASSETS IN EXCESS OF LIABILITIES – 10.5%		35,980,402

NET ASSETS – 100.0%		$342,625,882

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST GLOBAL TRENDS ALLOCATION FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	393	06/18/2021	$17,817,277	$342,806
Euro-Bund	334	06/08/2021	67,048,091	42,825
FTSE 100 Index	251	06/18/2021	23,112,981	(208,430)
Russell 2000 E-Mini Index	95	06/18/2021	10,556,875	(601,051)
S&P 500 E-Mini Index	331	06/18/2021	65,660,470	174,185
TOPIX Index	173	06/10/2021	30,529,871	874,726

Total Futures Contracts				$625,061

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Capital Goods – 7.2%
6,264	AMETEK, Inc.	$ 800,101
21,069	AZEK Co., Inc. (The)*	885,951
1,576	Cummins, Inc.	408,357
5,317	Graco, Inc.	380,803
3,185	HEICO Corp.	400,673
7,491	ITT, Inc.	681,007
4,747	Rockwell Automation, Inc.	1,260,044
4,378	Trane Technologies plc	724,822

		5,541,758

Commercial & Professional Services – 4.4%
8,007	Booz Allen Hamilton Holding Corp.	644,804
1,506	CoStar Group, Inc.*	1,237,766
8,466	Verisk Analytics, Inc.	1,495,858

		3,378,428

Consumer Durables & Apparel – 2.1%
5,311	Lululemon Athletica, Inc.*	1,628,937

Consumer Services – 3.3%
7,458	Chegg, Inc.*	638,853
2,664	Wingstop, Inc.	338,781
7,633	Wynn Resorts Ltd.*	956,949
5,929	Yum! Brands, Inc.	641,399

		2,575,982

Diversified Financials – 3.5%
11,644	Discover Financial Services	1,106,064
1,531	MarketAxess Holdings, Inc.	762,315
1,176	MSCI, Inc.	493,073
4,221	Tradeweb Markets, Inc. Class A	312,354

		2,673,806

Energy – 0.5%
5,147	Cheniere Energy, Inc.*	370,635

Food, Beverage & Tobacco – 3.5%
15,559	Coca-Cola European Partners plc	811,557
13,438	McCormick & Co., Inc. (Non-Voting)	1,198,132
26,577	Utz Brands, Inc.	658,844

		2,668,533

Health Care Equipment & Services – 15.9%
2,679	Align Technology, Inc.*	1,450,759
22,747	American Well Corp. Class A*	395,116
22,385	Boston Scientific Corp.*	865,180
5,755	Centene Corp.*	367,802
12,831	Certara, Inc.*	350,286
9,106	Guardant Health, Inc.*	1,390,031
11,275	Hologic, Inc.*	838,635
2,378	IDEXX Laboratories, Inc.*	1,163,579
4,549	Insulet Corp.*	1,186,925
7,372	Veeva Systems, Inc. Class A*	1,925,861
4,675	West Pharmaceutical Services, Inc.	1,317,322
6,054	Zimmer Biomet Holdings, Inc.	969,124

		12,220,620

Shares	Description	Value

Common Stocks – (continued)
Household & Personal Products – 1.3%
11,553	Church & Dwight Co., Inc.	$ 1,009,154

Materials – 3.5%
16,793	Ball Corp.	1,423,039
8,672	Danimer Scientific, Inc.*(a)	327,368
2,838	Martin Marietta Materials, Inc.	953,057

		2,703,464

Media & Entertainment – 5.0%
4,021	Bumble, Inc. Class A*	250,830
8,561	Live Nation Entertainment, Inc.*	724,689
9,662	Match Group, Inc.*	1,327,366
14,478	Pinterest, Inc. Class A*	1,071,806
1,873	Spotify Technology SA*	501,870

		3,876,561

Pharmaceuticals, Biotechnology & Life Sciences – 6.7%
2,707	10X Genomics, Inc. Class A*	489,967
3,795	Adaptive Biotechnologies Corp.*	152,787
9,349	Agios Pharmaceuticals, Inc.*	482,782
10,184	Catalent, Inc.*	1,072,477
3,043	Exact Sciences Corp.*	401,007
12,036	Genmab A/S ADR*	395,142
8,232	Neurocrine Biosciences, Inc.*	800,562
6,288	PerkinElmer, Inc.	806,687
4,030	Seagen, Inc.*	559,606

		5,161,017

Real Estate Investment Trusts – 1.1%
7,756	Equity LifeStyle Properties, Inc.	493,592
3,467	Simon Property Group, Inc.	394,440

		888,032

Retailing – 8.7%
3,815	Burlington Stores, Inc.*	1,139,922
10,457	Dollar Tree, Inc.*	1,196,908
6,591	Etsy, Inc.*	1,329,207
4,104	Expedia Group, Inc.*	706,380
2,920	O’Reilly Automotive, Inc.*	1,481,170
2,756	Ulta Beauty, Inc.*	852,073

		6,705,660

Semiconductors & Semiconductor Equipment – 7.9%
3,569	Cree, Inc.*	385,916
6,951	Entegris, Inc.	777,122
2,393	KLA Corp.	790,647
26,505	Marvell Technology Group Ltd.	1,298,215
5,970	Microchip Technology, Inc.	926,663
5,050	MKS Instruments, Inc.	936,371
6,509	ON Semiconductor Corp.*	270,840
5,802	Xilinx, Inc.	718,868

		6,104,642

Software & Services – 19.6%
3,261	Akamai Technologies, Inc.*	332,296
10,164	Anaplan, Inc.*	547,331
3,134	ANSYS, Inc.*	1,064,181
3,432	Avalara, Inc.*	457,932

GOLDMAN SACHS VARIABLE INSURANCE TRUST GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
2,891	Bill.com Holdings, Inc.*	$ 420,641
3,198	C3.ai, Inc. Class A*(a)	210,780
13,150	Cadence Design Systems, Inc.*	1,801,418
6,939	DocuSign, Inc.*	1,404,801
10,663	Dynatrace, Inc.*	514,383
3,061	HubSpot, Inc.*	1,390,337
4,006	Okta, Inc.*	883,043
5,098	Palo Alto Networks, Inc.*	1,641,862
2,103	Paycom Software, Inc.*	778,236
4,750	RingCentral, Inc. Class A*	1,414,930
7,826	Splunk, Inc.*	1,060,266
3,421	Twilio, Inc. Class A*	1,165,740

		15,088,177

Technology Hardware & Equipment – 2.4%
24,964	Amphenol Corp. Class A	1,646,875
1,677	Keysight Technologies, Inc.*	240,482

		1,887,357

Transportation – 2.0%
4,533	Old Dominion Freight Line, Inc.	1,089,779
1,806	Saia, Inc.*	416,427

		1,506,206

TOTAL COMMON STOCKS (Cost $52,498,172)		$75,988,969

Shares	Dividend Rate	Value

Investment Company(b) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
690,845	0.036%	$ 690,845
(Cost $690,845)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $53,189,017)		$76,679,814

Securities Lending Reinvestment Vehicle(b) – 0.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
504,682	0.036%	$ 504,682
(Cost $504,682)

TOTAL INVESTMENTS – 100.2% (Cost $53,693,699)		$77,184,496

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(155,394)

NET ASSETS – 100.0%		$77,029,102

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

  GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Securities – 1.7%
Adjustable Rate FHLMC(a) – 0.7%
$64,911	3.474%	05/01/2035	$ 68,354
15,788	2.464	09/01/2035	16,642
97,381	2.360	12/01/2036	102,780
80,821	4.180	04/01/2037	85,087
119,289	2.580	01/01/2038	125,757
99,658	2.589	01/01/2038	105,450

			504,070

Adjustable Rate FNMA(a) – 0.9%
34,718	2.387	05/01/2033	36,118
66,899	2.708	05/01/2035	70,356
175,518	2.458	06/01/2035	182,673
212,185	2.069	11/01/2035	222,425
37,263	2.097	12/01/2035	39,206
103,575	2.471	03/01/2037	109,000

			659,778

Adjustable Rate GNMA(a) – 0.1%
110,838	2.875	04/20/2033	114,031

Agency Multi-Family – 0.0%
FNMA
9,098	4.244	06/01/2021	9,101

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,298,151)			$ 1,286,980

Collateralized Mortgage Obligations(a) – 19.3%
Agency Multi-Family(b) – 1.6%
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series J15L, Class AFL
$31,305	0.469%	08/25/2025	$ 31,312
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF32, Class A
275,639	0.488	05/25/2024	276,235
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF58, Class A
468,040	0.619	01/25/2026	471,287
FHLMC Multifamily Structured Pass-Through Certificates REMIC Series KF60, Class A
410,225	0.609	02/25/2026	411,416

			1,190,250

Regular Floater – 17.7%
FHLMC REMIC Series 3049, Class FP
126,274	0.456	10/15/2035	127,263
FHLMC REMIC Series 3208, Class FB
69,292	0.506	08/15/2036	69,910
FHLMC REMIC Series 3208, Class FD
103,246	0.506	08/15/2036	104,167
FHLMC REMIC Series 3208, Class FG
415,753	0.506	08/15/2036	419,462
FHLMC REMIC Series 3307, Class FT
655,728	0.346	07/15/2034	656,156
FHLMC REMIC Series 3311, Class KF
1,238,770	0.446	05/15/2037	1,244,913
FHLMC REMIC Series 3371, Class FA(b)
283,223	0.706	09/15/2037	287,381
FHLMC REMIC Series 4068, Class UF
1,402,623	0.606	06/15/2042	1,414,027
FHLMC REMIC Series 4174, Class FB(b)
193,687	0.406	05/15/2039	193,723

Principal Amount	Interest Rate	Maturity Date	Value

Collateralized Mortgage Obligations(a) – (continued)
Regular Floater – (continued)
FHLMC REMIC Series 4320, Class FD
$229,379	0.506%	07/15/2039	$ 231,332
FHLMC REMIC Series 4477, Class FG
244,533	0.423	10/15/2040	243,566
FHLMC REMIC Series 4508, Class CF
217,646	0.506	09/15/2045	219,207
FHLMC REMIC Series 4631, Class GF
1,247,798	0.606	11/15/2046	1,258,325
FHLMC REMIC Series 4637, Class QF
552,040	1.115	04/15/2044	530,071
FNMA REMIC Series 2006-82, Class F
79,959	0.679	09/25/2036	80,904
FNMA REMIC Series 2006-96, Class FA
352,141	0.409	10/25/2036	353,308
FNMA REMIC Series 2007-33, Class HF
61,396	0.459	04/25/2037	61,623
FNMA REMIC Series 2007-36, Class F
98,549	0.339	04/25/2037	98,610
FNMA REMIC Series 2007-85, Class FC
281,396	0.649	09/25/2037	284,852
FNMA REMIC Series 2008-8, Class FB
201,166	0.929	02/25/2038	204,351
FNMA REMIC Series 2011-63, Class FG
239,800	0.559	07/25/2041	242,557
FNMA REMIC Series 2012-35, Class QF
783,105	0.509	04/25/2042	788,569
FNMA REMIC Series 2016-1, Class FT
591,552	0.459	02/25/2046	595,667
FNMA REMIC Series 2017-45, Class FA
385,323	0.443	06/25/2047	384,204
FNMA REMIC Series 2017-96, Class FC
786,005	0.509	12/25/2057	792,809
FNMA REMIC Series 2018-60, Class FK
2,172,867	0.409	08/25/2048	2,175,891
GNMA REMIC Series 2005-48, Class AF(b)
338,788	0.311	06/20/2035	339,692
GNMA REMIC Series 2012-98, Class FA(b)
304,551	0.511	08/20/2042	306,088

			13,708,628

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,852,438)			$14,898,878

U.S. Government Agency Security(a) – 1.9%
FFCB
	(SOFR + 0.17%),
$1,500,000	0.180%	03/15/2022	$ 1,501,129
(Cost $1,500,000)

Asset-Backed Securities(b) – 24.1%
Automobile – 2.6%
Chesapeake Funding II LLC Series 2017-3A, Class A2(a)(c)
$8,832	0.446%	08/15/2029	$ 8,832
Ford Credit Auto Owner Trust Series 2018-2, Class A(c)
350,000	3.470	01/15/2030	372,877
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(a)
750,000	0.606	09/15/2025	752,970

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Automobile – (continued)
Nissan Master Owner Trust Receivables Series 2019-A, Class A(a)
$850,000	0.666%	02/15/2024	$ 853,511

			1,988,190

Collateralized Loan Obligations(a)(c) – 14.5%
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A
350,000	1.268	01/28/2031	350,116
Assurant CLO I Ltd. Series 2017-1A, Class A
300,000	1.474	10/20/2029	300,052
Benefit Street Partners CLO VII Ltd. Series 2015-VIIA, Class A1AR
336,582	1.003	07/18/2027	336,601
Carlyle US CLO Ltd. Series 2017-2A, Class A1R
1,000,000	0.000	07/20/2031	1,000,000
CBAM Ltd. Series 2018-5A, Class A
1,100,000	1.243	04/17/2031	1,100,219
CIFC Funding Ltd. Series 2017-2A, Class A
350,000	1.464	04/20/2030	350,019
Cutwater Ltd. Series 2014-1A, Class A1AR
71,083	1.491	07/15/2026	71,087
Dryden 49 Senior Loan Fund Series 2017-49A, Class A
1,711,000	1.433	07/18/2030	1,711,050
Dryden 64 CLO Ltd. Series 2018-64A, Class A
600,000	1.193	04/18/2031	599,467
LCM XV LP Series 15A, Class AR2
1,000,000	0.000	07/20/2030	1,000,108
LCM XX LP Series 20A, Class AR
621,379	1.264	10/20/2027	621,478
Madison Park Funding XXX Ltd. Series 2018-30A, Class A
1,100,000	0.991	04/15/2029	1,096,890
Mountain View CLO Ltd. Series 2013-1A, Class AR
467,704	1.474	10/12/2030	467,717
Neuberger Berman Loan Advisers CLO 31 Ltd. Series 2019-31A, Class AR
300,000	0.000	04/20/2031	300,000
Parallel Ltd. Series 2015-1A, Class AR
136,569	1.074	07/20/2027	136,576
Pikes Peak CLO 2 Series 2018-2A, Class A
800,000	1.513	01/18/2032	800,057
THL Credit Wind River CLO Ltd. Series 2017-3A, Class A
500,000	1.491	10/15/2030	500,015
Trimaran CAVU Ltd. Series 2021-1A, Class A
500,000	1.339	04/23/2032	500,105
WhiteHorse IX Ltd. Series 2014-9A, Class AR
6,660	1.383	07/17/2026	6,661

			11,248,218

Credit Card(a) – 2.5%
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5
1,400,000	0.731	04/22/2026	1,416,914
Citibank Credit Card Issuance Trust Series 2017-A7, Class A7
500,000	0.474	08/08/2024	501,968

			1,918,882

Student Loans(a) – 4.5%
Brazos Higher Education Authority, Inc. Series 2011-1, Class A2
490,903	0.988	02/25/2030	492,331
Edsouth Indenture No. 5 LLC Series 2014-1, Class A(c)
127,317	0.809	02/25/2039	126,370

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loans(a) – (continued)
Educational Funding of the South, Inc. Series 2011-1, Class A2
$248,879	0.868%	04/25/2035	$ 247,399
Higher Education Funding I Series 2014-1, Class A(c)
806,461	1.238	05/25/2034	810,901
Illinois Student Assistance Commission Series 2010-1, Class A3
140,005	1.118	07/25/2045	138,989
Montana Higher Education Student Assistance Corp. Series 2012-1, Class A2
300,254	1.111	05/20/2030	300,546
Pennsylvania Higher Education Assistance Agency Series 2006-1, Class A3
328,035	0.358	10/25/2035	320,547
SLM Student Loan Trust Series 2005-5, Class A4
548,944	0.358	10/25/2028	546,013
SLM Student Loan Trust Series 2007-1, Class A5
181,641	0.308	01/26/2026	181,564
SLM Student Loan Trust Series 2008-5, Class A4
49,605	1.918	07/25/2023	49,973
South Texas Higher Education Authority, Inc. Series 2012-1, Class A2
12,542	1.088	10/01/2024	12,550
Utah State Board of Regents Series 2015-1, Class A
218,969	0.718	02/25/2043	219,036

			3,446,219

TOTAL ASSET-BACKED SECURITIES (Cost $18,545,897)			$18,601,509

Supranational(a)(c) – 2.0%
European Investment Bank
	(SOFR + 0.29%),
$1,530,000	0.300%	06/10/2022	$ 1,533,455
(Cost $1,530,000)

Municipal Bond(a)(b)(c) – 0.1%
New York – 0.1%
Freddie Mac Multifamily ML Certificates RB Pass Through Series 2017 A
	(1 Mo. LIBOR + 0.50%),
$94,133	0.609%	01/25/2033	$ 94,598
(Cost $94,133)

U.S. Treasury Obligations – 29.4%
U.S. Treasury Bonds
$220,000	3.750%	11/15/2043	$ 275,378
170,000	3.375	05/15/2044	201,424
U.S. Treasury Inflation Linked Notes
853,125	0.125	07/15/2022	886,904

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes
	(3 Mo. U.S. T-Bill MMY + 0.22%),
$13,400,000	0.240	%(a)	07/31/2021	$13,409,372
310,000	2.875		10/15/2021	314,723
	(3 Mo. U.S. T-Bill MMY + 0.15%),
600,000	0.174	(a)	01/31/2022	600,680
120,000	1.875		02/28/2022	121,959
	(3 Mo. U.S. T-Bill MMY + 0.06%),
5,500,000	0.075	(a)	10/31/2022	5,502,770
20,000	2.750		04/30/2023	21,064
920,000	2.875		10/31/2023	981,884
140,000	2.875		05/31/2025	152,513
10,000	3.000		09/30/2025	10,978
250,000	2.125		05/31/2026	264,512
20,000	1.375		08/31/2026	20,348

TOTAL U.S. TREASURY OBLIGATIONS (Cost $22,626,277)				$22,764,509

Shares	Dividend Rate			Value

Investment Company(d) – 22.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
17,113,868	0.036%			$17,113,868
(Cost $17,113,868)

TOTAL INVESTMENTS – 100.6% (Cost $77,560,764)				$77,794,926

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%				(457,401)

NET ASSETS – 100.0%				$77,337,525

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on March 31, 2021.

(b)	Securities with “Call” features. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MMY	— Money Market Yield
Mo.	— Month
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
T-Bill	— Treasury Bill
U.S.	— United States

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2 Year Note	8	06/30/2021	$1,765,937	$(1,413)
U.S. Treasury 10 Year Ultra Note	4	06/21/2021	575,500	(17,924)

Total				$(19,337)

Short position contracts:
U.S. Treasury 5 Year Note	(31)	06/30/2021	(3,827,047)	45,498
U.S. Treasury 10 Year Note	(1)	06/21/2021	(131,062)	3,068
U.S. Treasury Long Bond	(6)	06/21/2021	(929,062)	35,635
U.S. Treasury Ultra Bond	(1)	06/21/2021	(181,938)	6,902

Total				$91,103

Total Futures Contracts				$71,766

SWAP CONTRACTS — At March 31, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by the Fund	Termination Date	Notional Amount (000’s)(b)	Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1 Month LIBOR	3 Month LIBOR	07/25/2024	USD 2,180	$197	$745	$(548)
1 Day SOFR	3 Month LIBOR	11/10/2024	1,290	40	1	39

TOTAL				237	746	(509)

(a)	Payments made quarterly

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to March 31, 2021.

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.9%
Australia – 9.6%
21,629	BHP Group Ltd. (Materials)	$ 750,297
33,477	BHP Group plc (Materials)	963,871
74,127	Brambles Ltd. (Commercial & Professional Services)	597,958
17,506	Commonwealth Bank of Australia (Banks)	1,148,652
49,386	Fortescue Metals Group Ltd. (Materials)	752,672
53,512	Glencore plc (Materials)*	210,110
53,719	Goodman Group (REIT)	741,771
16,813	JB Hi-Fi Ltd. (Retailing)	663,567
12,134	Mineral Resources Ltd. (Materials)	352,233
3,289	Premier Investments Ltd. (Retailing)	65,255
145	REA Group Ltd. (Media & Entertainment)	15,691
8,610	Rio Tinto Ltd. (Materials)	727,692
9,491	Rio Tinto plc ADR (Materials)(a)	736,976
24,356	Sonic Healthcare Ltd. (Health Care Equipment & Services)	651,313
22,255	Wesfarmers Ltd. (Retailing)	893,731
11,757	Woolworths Group Ltd. (Food & Staples Retailing)	366,163

		9,637,952

Belgium – 0.5%
2,653	Tessenderlo Group SA (Materials)*	116,453
10,368	Warehouses De Pauw CVA (REIT)	342,584

		459,037

China – 0.4%
248,400	Chow Tai Fook Jewellery Group Ltd. (Retailing)	380,289

Denmark – 1.8%
86	AP Moller - Maersk A/S Class A (Transportation)	187,142
247	AP Moller - Maersk A/S Class B (Transportation)	573,415
2,614	GN Store Nord A/S (Health Care Equipment & Services)	205,745
6,817	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	459,354
450	Pandora A/S (Consumer Durables & Apparel)	48,127
3,706	Solar A/S Class B (Capital Goods)	280,145

		1,753,928

Finland – 0.9%
24,623	Kesko OYJ Class B (Food & Staples Retailing)	753,029
23,745	Nokia OYJ (Technology Hardware & Equipment)*	94,829

		847,858

Shares	Description	Value

Common Stocks – (continued)
France – 9.5%
1,769	Arkema SA (Materials)	$ 214,235
11,407	Bigben Interactive (Consumer Durables & Apparel)*	263,836
14,264	BNP Paribas SA (Banks)*	869,096
7,594	Bouygues SA (Capital Goods)	304,175
1,956	Cie de Saint-Gobain (Capital Goods)	115,505
2,560	Dassault Systemes SE (Software & Services)	547,172
4,169	Gecina SA (REIT)	573,868
603	Hermes International (Consumer Durables & Apparel)	666,916
2,917	IPSOS (Media & Entertainment)	110,052
1,176	Kering SA (Consumer Durables & Apparel)	811,508
4,936	Legrand SA (Capital Goods)	458,595
3,173	L’Oreal SA (Household & Personal Products)	1,215,517
1,031	Mersen SA (Capital Goods)*	35,883
2,699	Publicis Groupe SA (Media & Entertainment)	164,591
37,923	Rexel SA (Capital Goods)	750,653
6,082	Rothschild & Co. (Diversified Financials)	219,706
918	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	377,801
8,247	Schneider Electric SE (Capital Goods)	1,256,308
1,398	Teleperformance (Commercial & Professional Services)	509,705
458	Trigano SA (Automobiles & Components)	85,605

		9,550,727

Germany – 9.2%
5,341	Allianz SE (Registered) (Insurance)	1,358,511
5,679	Aurubis AG (Materials)	470,657
6,894	Brenntag SE (Capital Goods)	588,947
4,837	Daimler AG (Registered) (Automobiles & Components)	431,701
17,757	Deutsche Post AG (Registered) (Transportation)	974,164
4,405	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	437,493
1,202	Hapag-Lloyd AG (Transportation)(b)	185,919
3,371	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(c)	379,014
2,459	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	104,625
4,486	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	767,349

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
2,757	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	$ 849,071
7,981	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(c)	846,792
1,221	Rheinmetall AG (Capital Goods)	123,838
14,383	SAF-Holland SE (Automobiles & Components)*	209,613
6,210	Scout24 AG (Media & Entertainment)(b)	471,113
846	Sixt SE (Preference) (Transportation)(c)	66,136
3,146	SUESS MicroTec SE (Semiconductors & Semiconductor Equipment)*	98,235
3,230	Volkswagen AG (Preference) (Automobiles & Components)(c)	904,144

		9,267,322

Hong Kong – 2.7%
121,600	AIA Group Ltd. (Insurance)	1,487,991
4,000	CK Asset Holdings Ltd. (Real Estate)	24,350
37,500	CLP Holdings Ltd. (Utilities)	365,126
5,500	Sun Hung Kai Properties Ltd. (Real Estate)	83,280
45,000	Techtronic Industries Co. Ltd. (Capital Goods)	771,472

		2,732,219

Ireland – 0.1%
2,958	Smurfit Kappa Group plc (Materials)	138,836

Israel – 0.1%
2,710	Plus500 Ltd. (Diversified Financials)	52,313

Italy – 2.1%
105,579	Enel SpA (Utilities)	1,050,232
44,455	Mediobanca Banca di Credito Finanziario SpA (Banks)*	492,617
5,451	Prysmian SpA (Capital Goods)	176,995
36,213	UniCredit SpA (Banks)*	382,512

		2,102,356

Japan – 27.7%
10,200	Aisin Corp. (Automobiles & Components)	388,480
12,400	Brother Industries Ltd. (Technology Hardware & Equipment)	275,409
10,000	Chubu Electric Power Co., Inc. (Utilities)	128,855
9,400	Daicel Corp. (Materials)	72,427
10,700	Daiwa House Industry Co. Ltd. (Real Estate)	314,036
26,000	DeNA Co. Ltd. (Media & Entertainment)	508,578

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
20,900	Dentsu Group, Inc. (Media & Entertainment)	$ 672,782
500	Dowa Holdings Co. Ltd. (Materials)	20,863
14,600	Ebara Corp. (Capital Goods)	595,718
149,400	ENEOS Holdings, Inc. (Energy)	677,809
5,200	Fujitsu Ltd. (Software & Services)	756,671
1,000	Hikari Tsushin, Inc. (Retailing)	201,617
37,000	Hitachi Metals Ltd. (Materials)	610,757
5,700	Hoya Corp. (Health Care Equipment & Services)	670,872
28,400	Inpex Corp. (Energy)	194,196
12,100	ITOCHU Corp. (Capital Goods)	392,839
37,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	714,627
2,100	KDDI Corp. (Telecommunication Services)	64,702
3,380	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	152,169
11,300	Konami Holdings Corp. (Media & Entertainment)	674,606
9,600	K’s Holdings Corp. (Retailing)	132,152
5,100	M3, Inc. (Health Care Equipment & Services)	350,105
50,300	Mitsubishi Electric Corp. (Capital Goods)	768,737
8,500	Mitsubishi Materials Corp. (Materials)	199,049
144,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	770,010
37,800	Mitsui & Co. Ltd. (Capital Goods)	788,899
5,500	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	442,725
11,300	NEC Corp. (Software & Services)	667,214
23,700	NGK Insulators Ltd. (Capital Goods)	434,955
1,700	Nintendo Co. Ltd. (Media & Entertainment)	958,180
200	Nippon Express Co. Ltd. (Transportation)	14,918
18,600	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	479,916
5,600	Nippon Yusen KK (Transportation)	191,522
3,000	Nitori Holdings Co. Ltd. (Retailing)	581,113
72,100	Nomura Holdings, Inc. (Diversified Financials)	382,019
1,600	Nomura Research Institute Ltd. (Software & Services)	49,709
27,100	NTT Data Corp. (Software & Services)	420,292
7,500	Omron Corp. (Technology Hardware & Equipment)	587,493

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
50,000	ORIX Corp. (Diversified Financials)	$ 845,639
50,500	Panasonic Corp. (Consumer Durables & Apparel)	653,948
8,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	81,545
1,800	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	176,533
2,500	S Foods, Inc. (Food, Beverage & Tobacco)	85,651
23,600	Seiko Epson Corp. (Technology Hardware & Equipment)	385,272
12,500	SoftBank Group Corp. (Telecommunication Services)	1,064,220
113,800	Sojitz Corp. (Capital Goods)	321,541
13,800	Sony Group Corp. (Consumer Durables & Apparel)	1,460,502
48,400	Sumitomo Corp. (Capital Goods)	692,684
36,700	Sumitomo Electric Industries Ltd. (Automobiles & Components)	551,850
500	Sumitomo Mitsui Financial Group, Inc. (Banks)	18,124
15,600	Taiheiyo Cement Corp. (Materials)	411,051
3,700	Taisei Corp. (Capital Goods)	142,751
27,200	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	991,499
1,100	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	478,097
3,400	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	155,547
1,100	Tokyotokeiba Co. Ltd. (Consumer Services)	55,649
31,300	Tosoh Corp. (Materials)	599,472
1,800	Toyo Tire Corp. (Automobiles & Components)	31,974
17,500	Toyota Motor Corp. (Automobiles & Components)	1,361,850
4,400	Toyota Tsusho Corp. (Capital Goods)	185,286
2,100	Tv Tokyo Holdings Corp. (Media & Entertainment)	45,362
119,200	Yamada Holdings Co. Ltd. (Retailing)	644,183

		27,747,251

Luxembourg – 0.8%
2,493	APERAM SA (Materials)	112,081
7,534	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	720,102

		832,183

Shares	Description	Value

Common Stocks – (continued)
Malta – 0.3%
19,138	Kindred Group plc SDR (Consumer Services)	$ 336,292

Netherlands – 5.7%
2,540	ASM International NV (Semiconductors & Semiconductor Equipment)	736,456
3,846	ASML Holding NV (Semiconductors & Semiconductor Equipment)	2,359,787
7,444	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	621,818
834	Flow Traders (Diversified Financials)(b)	34,877
28,374	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	791,432
524	Koninklijke Philips NV (Health Care Equipment & Services)*	29,881
2,206	Randstad NV (Commercial & Professional Services)	154,850
26,333	Royal Dutch Shell plc Class A (Energy)	517,629
11,980	Royal Dutch Shell plc Class B ADR (Energy)	441,223
1,439	Van Lanschot Kempen NV CVA (Banks)	40,243

		5,728,196

New Zealand – 0.6%
2,630	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	59,050
5,244	Xero Ltd. (Software & Services)*	507,545

		566,595

Norway – 0.7%
15,644	Kid ASA (Retailing)(b)	182,542
30,862	Norsk Hydro ASA (Materials)	198,225
4,639	Orkla ASA (Food, Beverage & Tobacco)	45,495
13,872	Stolt-Nielsen Ltd. (Transportation)	204,678
33,535	Wallenius Wilhelmsen ASA (Transportation)*	108,915

		739,855

Singapore – 0.9%
38,459	DBS Group Holdings Ltd. (Banks)	824,614
3,900	United Overseas Bank Ltd. (Banks)	75,200

		899,814

South Africa – 1.0%
25,588	Anglo American plc (Materials)	1,002,227

Spain – 2.1%
5,310	Acerinox SA (Materials)	69,555
99,647	Banco Bilbao Vizcaya Argentaria SA (Banks)	519,276

GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
317,066	Banco Santander SA (Banks)	$ 1,081,451
1,349	Corp. Financiera Alba SA (Diversified Financials)	66,943
5,512	Iberdrola SA (Utilities)	71,143
43,269	Mediaset Espana Comunicacion SA (Media & Entertainment)*	257,006

		2,065,374

Sweden – 3.7%
34,474	Epiroc AB Class B (Capital Goods)	718,148
1,430	Evolution Gaming Group AB (Consumer Services)(b)	210,589
2,362	Investor AB Class A (Diversified Financials)	187,357
7,087	Investor AB Class B (Diversified Financials)	565,470
12,497	Lundin Energy AB (Energy)	393,057
3,665	Sandvik AB (Capital Goods)*	100,282
8,824	Swedish Match AB (Food, Beverage & Tobacco)	688,371
33,905	Volvo AB Class B (Capital Goods)(a)	858,645

		3,721,919

Switzerland – 8.8%
10,963	Adecco Group AG (Registered) (Commercial & Professional Services)	739,475
55,981	Credit Suisse Group AG (Registered) (Diversified Financials)	592,243
625	Kuehne + Nagel International AG (Registered) (Transportation)	178,516
6,879	Logitech International SA (Registered) (Technology Hardware & Equipment)	721,430
1,479	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	827,204
8,394	Nestle SA (Registered) (Food, Beverage & Tobacco)	935,733
1,756	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	150,104
4,851	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,571,450
61	Sika AG (Registered) (Materials)	17,443
19,234	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	735,186
568	Swiss Life Holding AG (Registered) (Insurance)	279,136

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
1,194	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	$ 529,706
65,173	UBS Group AG (Registered) (Diversified Financials)	1,008,323
1,346	Zurich Insurance Group AG (Insurance)	572,927

		8,858,876

Ukraine – 0.1%
12,085	Ferrexpo plc (Materials)	62,402

United Kingdom – 8.1%
29,481	3i Group plc (Diversified Financials)	468,527
22,376	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,112,535
109,878	Aviva plc (Insurance)	619,348
23,050	Barclays plc (Banks)	59,029
30,557	British American Tobacco plc (Food, Beverage & Tobacco)	1,161,486
13,905	Clarkson plc (Transportation)	527,159
53,202	CNH Industrial NV (Capital Goods)	823,578
11,804	Entain plc (Consumer Services)*	246,854
1,177	Games Workshop Group plc (Consumer Durables & Apparel)	161,707
16,385	Halfords Group plc (Retailing)*	85,836
34,232	Imperial Brands plc (Food, Beverage & Tobacco)	701,788
438,726	ITV plc (Media & Entertainment)*	726,275
33,067	JD Sports Fashion plc (Retailing)*	375,899
42,097	Legal & General Group plc (Insurance)	161,632
22,742	M&G plc (Diversified Financials)	64,989
34,750	Melrose Industries plc (Capital Goods)*	79,907
4,989	Mondi plc (Materials)	127,186
1,027	Next plc (Retailing)*	111,308
786	Persimmon plc (Consumer Durables & Apparel)	31,837
39,998	Tate & Lyle plc (Food, Beverage & Tobacco)	421,970

		8,068,850

United States – 0.5%
29,073	Stellantis NV (Automobiles & Components)	514,273

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $86,322,125)		$ 98,066,944

  GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 2.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,054,850	0.036%	$ 2,054,850
(Cost $2,054,850)

TOTAL INVESTMENTS – 99.9% (Cost $88,376,975)		$100,121,794

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		145,394

NET ASSETS – 100.0%		$100,267,188

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Security ratings disclosed, if any, are issued by either Standard & Poor’s, Moody’s Investor Service or Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

  GOLDMAN SACHS VARIABLE INSURANCE TRUST INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	10	06/18/2021	$453,366	$10,623
FTSE 100 Index	2	06/18/2021	184,167	(742)
MSCI Singapore Index	1	04/29/2021	26,609	(33)
SPI 200 Index	1	06/17/2021	128,478	440
TOPIX Index	1	06/10/2021	176,473	6,231

Total Futures Contracts				$16,519

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 100.2%
Automobiles & Components – 1.2%
102,213	General Motors Co.*	$ 5,873,159

Banks – 9.2%
128,029	JPMorgan Chase & Co.	19,489,855
48,932	M&T Bank Corp.	7,418,580
161,601	Truist Financial Corp.	9,424,570
197,037	Wells Fargo & Co.	7,698,236

		44,031,241

Capital Goods – 9.0%
16,505	Deere & Co.	6,175,181
34,711	Eaton Corp. plc	4,799,837
748,313	General Electric Co.	9,825,350
45,674	Honeywell International, Inc.	9,914,455
22,054	Illinois Tool Works, Inc.	4,885,402
35,264	L3Harris Technologies, Inc.	7,147,307

		42,747,532

Commercial & Professional Services – 1.0%
44,070	Waste Connections, Inc.	4,758,679

Consumer Durables & Apparel – 1.0%
49,097	Brunswick Corp.	4,682,381

Consumer Services – 3.7%
50,831	Hilton Worldwide Holdings, Inc.*	6,146,485
49,903	Las Vegas Sands Corp.*	3,032,106
36,979	McDonald’s Corp.	8,288,473

		17,467,064

Diversified Financials – 6.6%
66,805	American Express Co.	9,448,899
19,636	Berkshire Hathaway, Inc. Class B*	5,016,409
10,910	BlackRock, Inc.	8,225,704
113,658	Morgan Stanley	8,826,680

		31,517,692

Energy – 3.2%
90,898	Chevron Corp.	9,525,202
108,864	ConocoPhillips	5,766,526

		15,291,728

Food & Staples Retailing – 1.6%
56,417	Walmart, Inc.	7,663,121

Food, Beverage & Tobacco – 4.0%
131,483	Coca-Cola Co. (The)	6,930,469
23,576	Constellation Brands, Inc. Class A	5,375,328
115,860	Mondelez International, Inc. Class A	6,781,286

		19,087,083

Health Care Equipment & Services – 5.5%
168,232	Boston Scientific Corp.*	6,502,167
12,855	Humana, Inc.	5,389,459
63,753	Medtronic plc	7,531,142

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – (continued)
43,653	Zimmer Biomet Holdings, Inc.	$ 6,987,972

		26,410,740

Household & Personal Products – 0.6%
20,127	Procter & Gamble Co. (The)	2,725,800

Insurance – 1.2%
35,692	Chubb Ltd.	5,638,265

Materials – 5.9%
25,960	Ecolab, Inc.	5,557,257
127,293	Freeport-McMoRan, Inc.*	4,191,758
28,827	Linde plc	8,075,596
17,406	Martin Marietta Materials, Inc.	5,845,283
34,839	Packaging Corp. of America	4,685,149

		28,355,043

Media & Entertainment – 7.5%
4,695	Alphabet, Inc. Class A*	9,683,531
173,911	Comcast Corp. Class A	9,410,324
29,904	Electronic Arts, Inc.	4,048,105
68,531	Walt Disney Co. (The)*	12,645,340

		35,787,300

Pharmaceuticals, Biotechnology & Life Sciences – 5.9%
2,858	Biogen, Inc.*	799,526
10,389	BioMarin Pharmaceutical, Inc.*	784,473
126,899	Bristol-Myers Squibb Co.	8,011,134
18,310	Eli Lilly and Co.	3,420,674
23,767	Genmab A/S ADR*	780,271
54,072	Johnson & Johnson	8,886,733
9,877	Neurocrine Biosciences, Inc.*	960,538
9,797	Thermo Fisher Scientific, Inc.	4,471,155

		28,114,504

Real Estate Investment Trusts – 5.7%
23,488	Alexandria Real Estate Equities, Inc.	3,859,078
26,166	AvalonBay Communities, Inc.	4,827,889
33,796	Boston Properties, Inc.	3,422,183
51,363	Equity Residential	3,679,132
40,295	Prologis, Inc.	4,271,270
12,858	Public Storage	3,172,840
51,811	Welltower, Inc.	3,711,222

		26,943,614

Retailing – 3.1%
93,281	L Brands, Inc.*	5,770,363
12,772	O’Reilly Automotive, Inc.*	6,478,597
21,499	Ross Stores, Inc.	2,577,945

		14,826,905

Semiconductors & Semiconductor Equipment – 4.2%
24,330	Cree, Inc.*	2,630,803
7,133	KLA Corp.	2,356,743
120,537	Marvell Technology Group Ltd.	5,903,902
14,733	NXP Semiconductors NV	2,966,342
32,209	Texas Instruments, Inc.	6,087,179

		19,944,969

GOLDMAN SACHS VARIABLE INSURANCE TRUST LARGE CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – 5.7%
71,321	Cognizant Technology Solutions Corp. Class A	$ 5,571,597
55,050	Fidelity National Information Services, Inc.	7,740,580
37,824	International Business Machines Corp.	5,040,426
10,149	Microsoft Corp.	2,392,830
21,365	Splunk, Inc.*	2,894,530
16,861	Visa, Inc. Class A	3,569,980

		27,209,943

Technology Hardware & Equipment – 1.8%
163,262	Cisco Systems, Inc.	8,442,278

Telecommunication Services – 2.2%
184,529	Verizon Communications, Inc.	10,730,361

Transportation – 4.0%
22,685	Norfolk Southern Corp.	6,091,376
37,424	Union Pacific Corp.	8,248,624
81,056	United Airlines Holdings, Inc.*	4,663,962

		19,003,962

Utilities – 6.4%
53,753	Ameren Corp.	4,373,344
29,395	American Water Works Co., Inc.	4,406,899
27,846	Atmos Energy Corp.	2,752,577
62,500	CMS Energy Corp.	3,826,250
131,956	NextEra Energy, Inc.	9,977,193
77,438	Xcel Energy, Inc.	5,150,401

		30,486,664

TOTAL COMMON STOCKS (Cost $359,768,301)		$477,740,028

Shares	Dividend Rate	Value

Investment Company(a) – 0.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
899,225	0.036%	$ 899,225
(Cost $899,225)

TOTAL INVESTMENTS – 100.4% (Cost $360,667,526)		$478,639,253

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(2,004,315)

NET ASSETS – 100.0%		$476,634,938

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Automobiles & Components – 1.3%
48,473	Aptiv plc*	$ 6,684,427

Banks – 6.1%
86,671	East West Bancorp, Inc.	6,396,320
54,229	M&T Bank Corp.	8,221,659
78,117	Pinnacle Financial Partners, Inc.	6,925,853
18,124	Signature Bank	4,097,836
12,331	SVB Financial Group*	6,087,321

		31,728,989

Capital Goods – 11.7%
74,537	AMETEK, Inc.	9,520,611
26,407	Cummins, Inc.	6,842,318
84,313	Fastenal Co.	4,239,258
88,532	Fortive Corp.	6,253,900
60,055	Graco, Inc.	4,301,139
18,422	IDEX Corp.	3,856,093
93,736	ITT, Inc.	8,521,540
13,581	L3Harris Technologies, Inc.	2,752,597
26,196	Rockwell Automation, Inc.	6,953,466
24,976	Trane Technologies plc	4,135,027
5,426	TransDigm Group, Inc.*	3,190,054

		60,566,003

Commercial & Professional Services – 0.7%
45,132	Booz Allen Hamilton Holding Corp.	3,634,480

Consumer Durables & Apparel – 1.8%
50,813	Brunswick Corp.	4,846,036
84,936	Capri Holdings Ltd.*	4,331,736

		9,177,772

Consumer Services – 3.6%
46,379	Royal Caribbean Cruises Ltd.*	3,970,506
68,098	Wyndham Hotels & Resorts, Inc.	4,751,879
46,779	Wynn Resorts Ltd.*	5,864,683
37,727	Yum! Brands, Inc.	4,081,307

		18,668,375

Diversified Financials – 3.9%
87,576	Ally Financial, Inc.	3,959,311
84,853	Bank of New York Mellon Corp. (The)	4,012,698
84,168	Carlyle Group, Inc. (The)	3,094,016
50,160	Discover Financial Services	4,764,699
35,836	Raymond James Financial, Inc.	4,392,060

		20,222,784

Energy – 4.3%
76,062	Cheniere Energy, Inc.*	5,477,225
84,772	Hess Corp.	5,998,467
35,141	Marathon Petroleum Corp.	1,879,692
23,413	Phillips 66	1,909,096
43,370	Pioneer Natural Resources Co.	6,888,023

		22,152,503

Food & Staples Retailing – 0.5%
44,559	Performance Food Group Co.*	2,567,044

Shares	Description	Value

Common Stocks – (continued)
Food, Beverage & Tobacco – 3.7%
92,586	Coca-Cola European Partners plc	$ 4,829,286
21,942	Constellation Brands, Inc. Class A	5,002,776
33,103	McCormick & Co., Inc. (Non-Voting)	2,951,463
230,674	Nomad Foods Ltd.*	6,334,308

		19,117,833

Health Care Equipment & Services – 4.7%
35,373	Centene Corp.*	2,260,689
59,627	Certara, Inc.*	1,627,817
12,461	Cooper Cos., Inc. (The)	4,786,146
28,061	Hologic, Inc.*	2,087,177
26,586	Quest Diagnostics, Inc.	3,412,047
61,566	Zimmer Biomet Holdings, Inc.	9,855,485

		24,029,361

Insurance – 6.4%
4,040	Alleghany Corp.*	2,530,212
37,353	American Financial Group, Inc.	4,261,977
120,507	Arch Capital Group Ltd.*	4,623,854
30,342	Arthur J Gallagher & Co.	3,785,771
59,863	Athene Holding Ltd. Class A*	3,017,095
59,381	Brown & Brown, Inc.	2,714,306
31,088	Globe Life, Inc.	3,004,033
48,861	Hartford Financial Services Group, Inc. (The)	3,263,426
5,078	Markel Corp.*	5,786,990

		32,987,664

Materials – 8.1%
107,647	Allegheny Technologies, Inc.*	2,267,046
48,099	Ashland Global Holdings, Inc.	4,269,748
84,357	Ball Corp.	7,148,412
196,915	Corteva, Inc.	9,180,177
245,522	Freeport-McMoRan, Inc.*	8,085,040
15,124	Martin Marietta Materials, Inc.	5,078,942
41,715	Packaging Corp. of America	5,609,833

		41,639,198

Media & Entertainment – 2.6%
23,447	Liberty Broadband Corp. Class C*	3,520,567
47,728	Live Nation Entertainment, Inc.*	4,040,175
49,508	Twitter, Inc.*	3,150,194
59,780	ViacomCBS, Inc.(a)	2,696,078

		13,407,014

Pharmaceuticals, Biotechnology & Life Sciences – 2.8%
59,455	Catalent, Inc.*	6,261,206
43,310	Ionis Pharmaceuticals, Inc.*	1,947,218
23,141	Neurocrine Biosciences, Inc.*	2,250,462
29,174	PerkinElmer, Inc.	3,742,732

		14,201,618

Real Estate Investment Trusts – 10.6%
24,712	Alexandria Real Estate Equities, Inc.	4,060,182

GOLDMAN SACHS VARIABLE INSURANCE TRUST MID CAP VALUE FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
24,116	AvalonBay Communities, Inc.	$ 4,449,643
60,156	Boston Properties, Inc.	6,091,397
30,261	Camden Property Trust	3,325,987
74,362	CubeSmart	2,813,115
162,495	Duke Realty Corp.	6,813,415
53,169	Equity LifeStyle Properties, Inc.	3,383,675
12,068	Essex Property Trust, Inc.	3,280,565
138,406	Healthpeak Properties, Inc.	4,393,006
84,190	Highwoods Properties, Inc.	3,615,119
103,878	Invitation Homes, Inc.	3,323,057
4,041	Life Storage, Inc.	347,324
37,285	Ryman Hospitality Properties, Inc.*	2,889,960
79,472	Welltower, Inc.	5,692,579

		54,479,024

Retailing – 6.1%
34,724	Advance Auto Parts, Inc.	6,371,507
16,662	Burlington Stores, Inc.*	4,978,606
36,536	Dollar Tree, Inc.*	4,181,910
33,600	Expedia Group, Inc.*	5,783,232
101,085	L Brands, Inc.*	6,253,118
6,759	RH*	4,032,419

		31,600,792

Semiconductors & Semiconductor Equipment – 6.3%
28,625	Cree, Inc.*	3,095,221
33,615	Entegris, Inc.	3,758,157
211,650	Marvell Technology Group Ltd.	10,366,617
31,767	Microchip Technology, Inc.	4,930,874
25,313	MKS Instruments, Inc.	4,693,537
141,207	ON Semiconductor Corp.*	5,875,623

		32,720,029

Software & Services – 1.0%
22,670	Splunk, Inc.*	3,071,331
9,377	WEX, Inc.*	1,961,856

		5,033,187

Technology Hardware & Equipment – 2.6%
93,445	Juniper Networks, Inc.	2,366,962
21,145	Motorola Solutions, Inc.	3,976,317
280,823	Viavi Solutions, Inc.*	4,408,921
95,857	Vontier Corp.*	2,901,592

		13,653,792

Transportation – 4.0%
174,495	JetBlue Airways Corp.*	3,549,228
30,554	Old Dominion Freight Line, Inc.	7,345,487
11,434	Saia, Inc.*	2,636,452
119,937	United Airlines Holdings, Inc.*	6,901,175

		20,432,342

Utilities – 6.3%
79,616	AES Corp. (The)	2,134,505
76,063	Alliant Energy Corp.	4,119,572
60,562	Ameren Corp.	4,927,324
21,834	American Water Works Co., Inc.	3,273,353
34,417	Atmos Energy Corp.	3,402,121
75,695	CMS Energy Corp.	4,634,048

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
41,489	NextEra Energy Partners LP	$ 3,023,718
55,823	Public Service Enterprise Group, Inc.	3,361,103
58,034	Xcel Energy, Inc.	3,859,841

		32,735,585

TOTAL COMMON STOCKS (Cost $372,302,173)		$511,439,816

Shares	Dividend Rate	Value

Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,609,392	0.036%	$ 2,609,392
(Cost $2,609,392)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $374,911,565)		$514,049,208

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,674,163	0.036%	$ 1,674,163
(Cost $1,674,163)

TOTAL INVESTMENTS – 99.9% (Cost $376,585,728)		$515,723,371

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		445,351

NET ASSETS – 100.0%		$516,168,722

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds (Class R6 Shares)(a) – 96.4%
Equity – 40.6%
458,492	Goldman Sachs Tactical Tilt Overlay Fund	$ 4,639,940
216,195	Goldman Sachs Absolute Return Tracker Fund	2,209,514
83,415	Goldman Sachs Dynamic Global Equity Fund	1,912,697
66,005	Goldman Sachs Emerging Markets Equity Insights Fund	815,817

		9,577,968

Fixed Income – 55.8%
271,290	Goldman Sachs Managed Futures Strategy Fund	2,910,944
162,290	Goldman Sachs Global Infrastructure Fund	1,976,693
161,870	Goldman Sachs Emerging Markets Debt Fund	1,940,816
184,348	Goldman Sachs Long Short Credit Strategies Fund	1,642,540
235,532	Goldman Sachs High Yield Fund	1,512,114
191,337	Goldman Sachs Alternative Premia Fund	1,299,178
126,549	Goldman Sachs High Yield Floating Rate Fund	1,184,494
76,703	Goldman Sachs Strategic Income Fund	721,008

		13,187,787

TOTAL UNDERLYING FUNDS (CLASS R6 SHARES) (Cost $22,132,478)		$22,765,755

Shares	Dividend Rate	Value

Investment Company(a) – 2.2%
Goldman Sachs Financial Square Government Fund — Institutional Shares
525,989	0.036%	$ 525,989
(Cost $525,989)

TOTAL INVESTMENTS – 98.6% (Cost $22,658,467)		$23,291,744

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%		330,871

NET ASSETS – 100.0%		$23,622,615

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviation:
USD	— United States Dollar

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST MULTI-STRATEGY ALTERNATIVES PORTFOLIO

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets E-Mini Index	6	06/18/2021	$396,750	$(2,874)
Russell 2000 E-Mini Index	2	06/18/2021	222,250	(10,971)
U.S. Treasury 10 Year Note	19	06/21/2021	2,490,188	(62,128)

Total Futures Contracts				$(75,973)

PURCHASED OPTIONS CONTRACTS — At March 31, 2021, the Portfolio had the following purchased options contracts:

EXCHANGE TRADED INTEREST RATE OPTIONS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value	Premiums Paid (Received) by the Portfolio	Unrealized Appreciation/ Depreciation

Purchased options contracts:
Calls
3 Month Eurodollar	97.75 USD	03/13/2023	7	$1,750,000	$29,663	$30,832	$(1,169)
	97.75 USD	06/19/2023	7	1,750,000	27,125	28,546	(1,421)

Total purchased options contracts			14		$56,788	$59,378	$(2,590)

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Automobiles & Components – 1.2%
5,078	Adient plc*	$ 224,448
20,799	American Axle & Manufacturing Holdings, Inc.*	200,918
52,345	Goodyear Tire & Rubber Co. (The)*	919,702
740	Standard Motor Products, Inc.	30,769
5,626	Tenneco, Inc. Class A*	60,311
559	Visteon Corp.*	68,170

		1,504,318

Banks – 7.2%
681	1st Constitution Bancorp	11,992
4,389	1st Source Corp.	208,829
1,732	Amalgamated Financial Corp.	28,734
13,865	Atlantic Capital Bancshares, Inc.*	334,146
1,273	Atlantic Union Bankshares Corp.	48,832
31,407	Bancorp, Inc. (The)*	650,753
637	Banner Corp.	33,971
21,526	Cadence BanCorp	446,234
857	Camden National Corp.	41,016
4,344	Cathay General Bancorp	177,148
385	Century Bancorp, Inc. Class A	35,924
24,423	Community Bankers Trust Corp.	215,411
28,364	CVB Financial Corp.	626,561
3,237	Eagle Bancorp Montana, Inc.	78,724
4,385	First BanCorp/PR	49,375
1,500	First Bank	18,255
17,684	First Foundation, Inc.	414,867
4,749	First Internet Bancorp	167,307
15,685	Flagstar Bancorp, Inc.	707,394
402	Glacier Bancorp, Inc.	22,946
8,614	Guaranty Bancshares, Inc.	316,565
9,753	Hanmi Financial Corp.	192,427
8,183	Heartland Financial USA, Inc.	411,278
17,471	International Bancshares Corp.	811,004
52,821	Investors Bancorp, Inc.	775,940
5,097	Limestone Bancorp, Inc.*	80,787
8,798	Merchants Bancorp	368,988
239	Metropolitan Bank Holding Corp.*	12,036
2,862	National Bank Holdings Corp. Class A	113,564
131	Preferred Bank	8,342
3,923	SB Financial Group, Inc.	71,634
3,152	Sierra Bancorp	84,474
1,325	South Plains Financial, Inc.	30,104
645	Timberland Bancorp, Inc.	17,937
622	TriCo Bancshares	29,464
3,967	TriState Capital Holdings, Inc.*	91,479
16,585	Trustmark Corp.	558,251
708	United Bankshares, Inc.	27,315
18,459	Washington Federal, Inc.	568,537
495	Washington Trust Bancorp, Inc.	25,557
638	Westamerica BanCorp	40,054

		8,954,156

Capital Goods – 9.9%
747	Advanced Drainage Systems, Inc.	77,232
206	Albany International Corp. Class A	17,195
1,070	Astronics Corp.*	19,303
10,732	Atkore, Inc.*	771,631
234	Barnes Group, Inc.	11,592

Shares	Description	Value

Common Stocks – (continued)
Capital Goods – (continued)
11,537	Boise Cascade Co.	$ 690,259
2,014	CAI International, Inc.	91,677
637	CIRCOR International, Inc.*	22,180
3,825	Columbus McKinnon Corp.	201,807
9,467	Concrete Pumping Holdings, Inc.*	70,150
1,051	Cornerstone Building Brands, Inc.*	14,746
1,528	Dycom Industries, Inc.*	141,875
2,585	EMCOR Group, Inc.	289,934
689	Encore Wire Corp.	46,253
4,685	Federal Signal Corp.	179,435
4,612	Franklin Electric Co., Inc.	364,071
662	FuelCell Energy, Inc.*	9,539
10,070	Great Lakes Dredge & Dock Corp.*	146,821
16,919	H&E Equipment Services, Inc.	642,922
1,227	Herc Holdings, Inc.*	124,332
3,251	Hurco Cos., Inc.	114,760
4,371	Masonite International Corp.*	503,714
4,759	Matrix Service Co.*	62,390
3,950	Maxar Technologies, Inc.	149,389
8,739	McGrath RentCorp	704,800
16,524	Meritor, Inc.*	486,136
4,149	Miller Industries, Inc.	191,642
1,513	Moog, Inc. Class A	125,806
35,588	MRC Global, Inc.*	321,360
8,887	NOW, Inc.*	89,670
12,915	Plug Power, Inc.*	462,874
8,904	Powell Industries, Inc.	301,578
14,562	Primoris Services Corp.	482,439
13,305	Quanex Building Products Corp.	348,990
2,980	RBC Bearings, Inc.*	586,375
438	Resideo Technologies, Inc.*	12,374
9,653	Rexnord Corp.	454,560
15,289	Rush Enterprises, Inc. Class A	761,851
2,815	Shyft Group, Inc. (The)	104,718
5,740	Sunrun, Inc.*	347,155
2,330	Titan Machinery, Inc.*	59,415
8,942	Triton International Ltd.	491,721
3,803	Tutor Perini Corp.*	72,067
2,721	Vectrus, Inc.*	145,410
4,991	Vicor Corp.*	424,385
1,265	Wabash National Corp.	23,782
17,445	WillScot Mobile Mini Holdings Corp.*	484,099

		12,246,414

Commercial & Professional Services – 1.6%
1,373	Barrett Business Services, Inc.	94,545
671	BrightView Holdings, Inc.*	11,320
1,257	Cimpress plc*	125,863
16,635	Ennis, Inc.	355,157
906	Franklin Covey Co.*	25,631
3,365	HNI Corp.	133,119
2,352	Huron Consulting Group, Inc.*	118,494
10,182	KAR Auction Services, Inc.*	152,730
8,191	KBR, Inc.	314,452
10,780	Matthews International Corp. Class A	426,349
32,688	Quad/Graphics, Inc.*	115,389
10,235	Team, Inc.*	118,010

		1,991,059

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Durables & Apparel – 3.7%
13,115	Callaway Golf Co.	$ 350,826
2,661	Century Communities, Inc.*	160,512
10,582	Crocs, Inc.*	851,322
5,381	G-III Apparel Group Ltd.*	162,183
697	iRobot Corp.*	85,159
3,422	LGI Homes, Inc.*	510,939
6,921	M/I Homes, Inc.*	408,824
3,924	MasterCraft Boat Holdings, Inc.*	104,339
2,530	Nautilus, Inc.*	39,569
11,368	Sonos, Inc.*	425,959
4,916	Steven Madden Ltd.	183,170
13,870	Taylor Morrison Home Corp.*	427,335
25,362	TRI Pointe Group, Inc.*	516,370
468	Universal Electronics, Inc.*	25,726
4,360	Vista Outdoor, Inc.*	139,825
3,449	Wolverine World Wide, Inc.	132,166

		4,524,224

Consumer Services – 4.8%
967	Boyd Gaming Corp.*	57,014
7,279	Caesars Entertainment, Inc.*	636,549
5,158	Century Casinos, Inc.*	52,973
2,007	Churchill Downs, Inc.	456,432
9,553	Chuy’s Holdings, Inc.*	423,389
7,786	Del Taco Restaurants, Inc.	74,590
766	Dine Brands Global, Inc.*	68,963
1,638	El Pollo Loco Holdings, Inc.*	26,405
2,994	Everi Holdings, Inc.*	42,245
783	Fiesta Restaurant Group, Inc.*	9,858
812	Marriott Vacations Worldwide Corp.*	141,434
4,252	Monarch Casino & Resort, Inc.*	257,756
3,148	Nathan’s Famous, Inc.	198,607
12,087	Noodles & Co.*	125,100
6,967	Penn National Gaming, Inc.*	730,420
2,847	Red Robin Gourmet Burgers, Inc.*	113,567
25,390	Red Rock Resorts, Inc. Class A*	827,460
7,225	Ruth’s Hospitality Group, Inc.*	179,397
8,367	SeaWorld Entertainment, Inc.*	415,589
1,007	Shake Shack, Inc. Class A*	113,559
10,025	Texas Roadhouse, Inc.*	961,799

		5,913,106

Diversified Financials – 4.9%
5,279	ARMOUR Residential REIT, Inc. (REIT)	64,404
3,638	Artisan Partners Asset Management, Inc. Class A	189,794
17,897	Banco Latinoamericano de Comercio Exterior SA Class E	270,782
15,611	Capstead Mortgage Corp. (REIT)	97,256
4,089	Chimera Investment Corp. (REIT)	51,930
8,115	Cohen & Steers, Inc.	530,153
11,984	Cowen, Inc. Class A	421,238
7,994	Donnelley Financial Solutions, Inc.*	222,473
17,629	Federated Hermes, Inc. Class B	551,788
631	FirstCash, Inc.	41,438
4,245	Focus Financial Partners, Inc. Class A*	176,677
25,972	Great Ajax Corp. (REIT)	283,095
4,096	Greenhill & Co., Inc.	67,502

Shares	Description	Value

Common Stocks – (continued)
Diversified Financials – (continued)
1,609	Hamilton Lane, Inc. Class A	$ 142,493
10,885	MFA Financial, Inc. (REIT)	44,302
10,859	Moelis & Co. Class A	595,942
40,709	Navient Corp.	582,546
8,657	Oppenheimer Holdings, Inc. Class A	346,713
31,410	PennyMac Mortgage Investment Trust (REIT)	615,636
8,873	PJT Partners, Inc. Class A	600,258
834	Regional Management Corp.	28,906
638	Virtus Investment Partners, Inc.	150,249

		6,075,575

Energy – 3.1%
6,086	Ardmore Shipping Corp.*	27,630
8,512	Bonanza Creek Energy, Inc.*	304,134
6,265	Cactus, Inc. Class A	191,834
3,851	ChampionX Corp.*	83,682
8,119	Clean Energy Fuels Corp.*	111,555
2,104	CNX Resources Corp.*	30,929
24,974	Comstock Resources, Inc.*	138,356
17,101	DHT Holdings, Inc.	101,409
5,542	Earthstone Energy, Inc. Class A*	39,625
8,106	Falcon Minerals Corp.	36,396
4,960	Goodrich Petroleum Corp.*	46,922
9,399	Helix Energy Solutions Group, Inc.*	47,465
34,179	Magnolia Oil & Gas Corp. Class A*	392,375
9,655	Matador Resources Co.	226,410
14,146	Oceaneering International, Inc.*	161,547
25,179	Oil States International, Inc.*	151,829
16,588	Ovintiv, Inc.	395,126
2,820	Patterson-UTI Energy, Inc.	20,107
11,590	PDC Energy, Inc.*	398,696
39,079	Range Resources Corp.*	403,686
3,123	REX American Resources Corp.*	262,863
8,300	Scorpio Tankers, Inc.	153,218
4,273	SM Energy Co.	69,949
9,466	Transocean Ltd.*	33,604
7,281	W&T Offshore, Inc.*	26,139

		3,855,486

Food & Staples Retailing – 1.0%
6,520	Ingles Markets, Inc. Class A	401,958
1,364	Natural Grocers by Vitamin Cottage, Inc.	23,938
11,649	Performance Food Group Co.*	671,099
2,933	SpartanNash Co.	57,575
771	Weis Markets, Inc.	43,577

		1,198,147

Food, Beverage & Tobacco – 1.1%
922	B&G Foods, Inc.(a)	28,637
670	Celsius Holdings, Inc.*	32,194
10,257	Darling Ingredients, Inc.*	754,710
1,174	John B Sanfilippo & Son, Inc.	106,094
1,707	Seneca Foods Corp. Class A*	80,383
1,000	Universal Corp.	58,990
17,762	Vector Group Ltd.	247,780

		1,308,788

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Services – 6.7%
15,105	Accuray, Inc.*	$ 74,770
7,930	Cantel Medical Corp.*	633,131
27,444	Community Health Systems, Inc.*	371,043
3,290	CONMED Corp.	429,641
1,396	Covetrus, Inc.*	41,838
1,035	CryoLife, Inc.*	23,370
7,293	FONAR Corp.*	131,930
11,529	Hanger, Inc.*	263,092
2,393	HealthEquity, Inc.*	162,724
177	Heska Corp.*	29,817
15,127	InfuSystem Holdings, Inc.*	307,986
205	Inspire Medical Systems, Inc.*	42,433
8,799	Integer Holdings Corp.*	810,388
732	iRadimed Corp.*	18,864
9,993	Joint Corp. (The)*	483,361
1,902	LeMaitre Vascular, Inc.	92,780
3,878	Meridian Bioscience, Inc.*	101,798
5,853	Merit Medical Systems, Inc.*	350,478
732	National HealthCare Corp.	57,030
11,010	Natus Medical, Inc.*	281,966
4,337	Neogen Corp.*	385,516
1,152	OptimizeRx Corp.*	56,160
1,767	Option Care Health, Inc.*	31,347
12,775	RadNet, Inc.*	277,856
4,127	Retractable Technologies, Inc.*(a)	52,908
22,832	Select Medical Holdings Corp.*	778,571
5,652	STAAR Surgical Co.*	595,777
5,937	Surmodics, Inc.*	332,888
14,731	Tenet Healthcare Corp.*	766,012
802	US Physical Therapy, Inc.	83,488
2,273	Utah Medical Products, Inc.	196,842

		8,265,805

Household & Personal Products – 0.4%
8,750	elf Beauty, Inc.*	234,762
1,201	Medifast, Inc.	254,396
123	WD-40 Co.	37,660

		526,818

Insurance – 3.1%
25,217	American Equity Investment Life Holding Co.	795,092
1,840	AMERISAFE, Inc.	117,760
5,164	Argo Group International Holdings Ltd.	259,853
888	Enstar Group Ltd.*	219,096
51,572	Genworth Financial, Inc. Class A*	171,219
1,481	Goosehead Insurance, Inc. Class A	158,734
741	HCI Group, Inc.	56,924
780	Investors Title Co.	129,480
905	James River Group Holdings Ltd.	41,286
4,608	Kinsale Capital Group, Inc.	759,398
170	National Western Life Group, Inc. Class A	42,330
5,427	State Auto Financial Corp.	106,966
13,345	Stewart Information Services Corp.	694,340
4,162	Trupanion, Inc.*	317,186

		3,869,664

Shares	Description	Value

Common Stocks – (continued)
Materials – 5.4%
6,653	AdvanSix, Inc.*	$ 178,434
27,340	Alcoa Corp.*	888,277
4,197	Arconic Corp.*	106,562
1,374	Balchem Corp.	172,313
1,827	Clearwater Paper Corp.*	68,732
16,319	Cleveland-Cliffs, Inc.	328,175
9,596	Coeur Mining, Inc.*	86,652
29,858	Ferro Corp.*	503,406
8,502	Glatfelter Corp.	145,809
5,634	Haynes International, Inc.	167,161
10,594	Hecla Mining Co.	60,280
7,212	Ingevity Corp.*	544,722
10,045	Koppers Holdings, Inc.*	349,164
6,326	Kraton Corp.*	231,468
17,223	Louisiana-Pacific Corp.	955,188
6,957	Minerals Technologies, Inc.	524,001
1,804	Orion Engineered Carbons SA*	35,575
27,611	Summit Materials, Inc. Class A*	773,660
26,084	SunCoke Energy, Inc.	182,849
6,511	TimkenSteel Corp.*	76,504
857	United States Lime & Minerals, Inc.	114,590
4,973	United States Steel Corp.	130,143
2,970	Warrior Met Coal, Inc.	50,876

		6,674,541

Media & Entertainment – 2.4%
14,348	AMC Entertainment Holdings, Inc. Class A*(a)	146,493
1,402	AMC Networks, Inc. Class A*	74,530
12,279	Cargurus, Inc.*	292,609
21,529	Cars.com, Inc.*	279,016
3,185	Entravision Communications Corp. Class A	12,867
3,093	EverQuote, Inc. Class A*	112,245
6,985	EW Scripps Co. (The) Class A	134,601
31,720	Gaia, Inc.*	377,151
19,492	Gray Television, Inc.	358,653
2,986	Hemisphere Media Group, Inc.*	34,787
208	Loral Space & Communications, Inc.	7,835
9,494	QuinStreet, Inc.*	192,728
3,044	TechTarget, Inc.*	211,406
18,919	TEGNA, Inc.	356,245
48,366	TrueCar, Inc.*	231,431
5,053	Yelp, Inc.*	197,067

		3,019,664

Pharmaceuticals, Biotechnology & Life Sciences – 12.0%
26,507	Affimed NV*	209,670
14,419	Amicus Therapeutics, Inc.*	142,460
14,619	Amneal Pharmaceuticals, Inc.*	98,386
16,928	Amphastar Pharmaceuticals, Inc.*	310,121
7,336	ANI Pharmaceuticals, Inc.*	265,123
9,946	Apellis Pharmaceuticals, Inc.*	426,783
945	Arcturus Therapeutics Holdings, Inc.*(a)	39,028
4,406	Arrowhead Pharmaceuticals, Inc.*	292,162
1,204	Atara Biotherapeutics, Inc.*	17,289
6,672	Avenue Therapeutics, Inc.*(a)	40,499
22,602	Avid Bioservices, Inc.*	412,034
3,932	BioCryst Pharmaceuticals, Inc.*	39,988

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
66,689	BioDelivery Sciences International, Inc.*	$ 260,754
2,187	Calyxt, Inc.*	13,166
7,970	CareDx, Inc.*	542,677
1,074	Cassava Sciences, Inc.*(a)	48,276
17,793	Catalyst Pharmaceuticals, Inc.*	82,026
1,364	CEL-SCI Corp.*	20,746
3,664	Centogene NV*	44,444
2,250	Collegium Pharmaceutical, Inc.*	53,325
3,447	Corcept Therapeutics, Inc.*	82,004
5,595	Denali Therapeutics, Inc.*	319,475
20,946	Durect Corp.*	41,473
6,480	Dynavax Technologies Corp.*	63,698
4,843	Eagle Pharmaceuticals, Inc.*	202,147
875	Editas Medicine, Inc.*	36,750
10,962	Eiger BioPharmaceuticals, Inc.*	97,014
909	Emergent BioSolutions, Inc.*	84,455
35,314	Endo International plc*	261,677
4,186	Fate Therapeutics, Inc.*	345,136
4,988	Flexion Therapeutics, Inc.*	44,643
11,060	Fortress Biotech, Inc.*	39,042
663	G1 Therapeutics, Inc.*	15,952
5,705	Halozyme Therapeutics, Inc.*	237,841
13,321	Harrow Health, Inc.*(a)	89,917
3,321	Harvard Bioscience, Inc.*	18,133
9,792	Hookipa Pharma, Inc.*	131,702
15,542	ImmunoGen, Inc.*	125,890
3,304	Immunovant, Inc.*	52,996
7,946	Innoviva, Inc.*	94,955
1,385	Inovio Pharmaceuticals, Inc.*	12,853
1,958	Intellia Therapeutics, Inc.*	157,139
3,888	Invitae Corp.*(a)	148,560
4,321	Jounce Therapeutics, Inc.*	44,377
27,698	Kadmon Holdings, Inc.*	107,745
7,102	Kura Oncology, Inc.*	200,774
4,453	Medpace Holdings, Inc.*	730,515
25,737	MEI Pharma, Inc.*	88,278
11,101	Minerva Neurosciences, Inc.*	32,415
2,843	Mirati Therapeutics, Inc.*	487,006
5,131	Mustang Bio, Inc.*	17,035
16,112	Myriad Genetics, Inc.*	490,610
689	NanoString Technologies, Inc.*	45,274
8,757	Natera, Inc.*	889,186
3,547	NeuBase Therapeutics, Inc.*	26,212
4,073	NextCure, Inc.*	40,771
3,299	Novavax, Inc.*	598,142
5,360	Ocular Therapeutix, Inc.*	87,958
54,471	OPKO Health, Inc.*(a)	233,681
3,767	Organogenesis Holdings, Inc.*	68,635
191	Pacira BioSciences, Inc.*	13,387
3,818	Personalis, Inc.*	93,961
14,897	Phibro Animal Health Corp. Class A	363,487
16,004	Prestige Consumer Healthcare, Inc.*	705,456
5,791	Prothena Corp. plc*	145,470
1,339	Quanterix Corp.*	78,291
1,122	Rhythm Pharmaceuticals, Inc.*	23,865
47,557	Selecta Biosciences, Inc.*	215,195
14,286	SIGA Technologies, Inc.*	92,859
3,306	Sorrento Therapeutics, Inc.*(a)	27,341
13,130	Syros Pharmaceuticals, Inc.*	98,212
3,290	TG Therapeutics, Inc.*	158,578
14,721	Translate Bio, Inc.*	242,749
3,892	Twist Bioscience Corp.*	482,063
2,323	Ultragenyx Pharmaceutical, Inc.*	264,497
14,798	Veracyte, Inc.*	795,393

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – (continued)
14,588	Verastem, Inc.*	$ 36,032
914	Vericel Corp.*	50,773
1,237	Vir Biotechnology, Inc.*	63,421
10,014	Voyager Therapeutics, Inc.*	47,166
13,916	Xencor, Inc.*	599,223

		14,848,442

Real Estate Investment Trusts – 7.4%
12,772	American Assets Trust, Inc.	414,324
1,106	Armada Hoffler Properties, Inc.	13,869
28,464	CareTrust REIT, Inc.	662,784
973	Chatham Lodging Trust *	12,805
31,630	City Office REIT, Inc.	335,911
14,762	Community Healthcare Trust, Inc.	680,824
3,780	EastGroup Properties, Inc.	541,598
14,661	Four Corners Property Trust, Inc.	401,711
19,715	Gladstone Commercial Corp.	385,625
14,261	Independence Realty Trust, Inc.	216,767
7,149	Industrial Logistics Properties Trust	165,356
14,348	Kite Realty Group Trust	276,773
37,172	Lexington Realty Trust	412,981
2,018	Macerich Co. (The)	23,611
14,875	NexPoint Residential Trust, Inc.	685,589
24,315	Physicians Realty Trust	429,646
14,728	Piedmont Office Realty Trust, Inc. Class A	255,825
10,234	PotlatchDeltic Corp.	541,583
42,818	Retail Opportunity Investments Corp.	679,522
3,787	Retail Properties of America, Inc. Class A	39,688
7,937	Retail Value, Inc.	148,501
18,442	Sabra Health Care REIT, Inc.	320,153
7,975	Tanger Factory Outlet Centers, Inc.	120,662
13,852	Terreno Realty Corp.	800,230
269	Universal Health Realty Income Trust	18,233
11,862	Urban Edge Properties	195,960
14,614	Urstadt Biddle Properties, Inc. Class A	243,323
11,200	Whitestone REIT	108,640

		9,132,494

Retailing – 5.6%
18,440	1-800-Flowers.com, Inc. Class A*	509,128
23,508	Abercrombie & Fitch Co. Class A*	806,560
12,724	At Home Group, Inc.*	365,179
3,201	Bed Bath & Beyond, Inc.*	93,309
2,372	Big Lots, Inc.	162,008
1,464	Boot Barn Holdings, Inc.*	91,222
10,160	Buckle, Inc. (The)	399,085
1,903	Caleres, Inc.	41,485
10,626	Camping World Holdings, Inc. Class A	386,574
3,712	Container Store Group, Inc. (The)*	61,768
2,279	Funko, Inc. Class A*	44,851
2,356	GameStop Corp. Class A*(a)	447,216
15,150	Haverty Furniture Cos., Inc.	563,429

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Retailing – (continued)
2,084	Liquidity Services, Inc.*	$ 38,721
4,353	Lumber Liquidators Holdings, Inc.*	109,347
2,422	Murphy USA, Inc.	350,124
1,557	PetMed Express, Inc.	54,767
2,037	RH*	1,215,274
6,308	Signet Jewelers Ltd.*	365,738
2,386	Sleep Number Corp.*	342,367
1,334	Stamps.com, Inc.*	266,146
2,264	Weyco Group, Inc.	48,970
3,737	Zumiez, Inc.*	160,317

		6,923,585

Semiconductors & Semiconductor Equipment – 2.3%
4,237	Ambarella, Inc.*	425,352
12,671	Axcelis Technologies, Inc.*	520,651
565	Brooks Automation, Inc.	46,132
2,625	CEVA, Inc.*	147,394
9,420	FormFactor, Inc.*	424,936
2,554	Ichor Holdings Ltd.*	137,405
509	Lattice Semiconductor Corp.*	22,915
7,687	MACOM Technology Solutions Holdings, Inc.*	446,000
2,947	NeoPhotonics Corp.*	35,217
2,523	Photronics, Inc.*	32,446
16,826	Rambus, Inc.*	327,098
3,000	Ultra Clean Holdings, Inc.*	174,120
4,665	Veeco Instruments, Inc.*	96,752

		2,836,418

Software & Services – 6.7%
1,547	Agilysys, Inc.*	74,194
6,822	Avaya Holdings Corp.*	191,221
22,816	Brightcove, Inc.*	459,058
3,576	Cass Information Systems, Inc.	165,462
1,248	Cerence, Inc.*	111,796
18,208	ChannelAdvisor Corp.*	428,798
12,462	Cloudera, Inc.*	151,663
9,003	CommVault Systems, Inc.*	580,694
14,408	Conduent, Inc.*	95,957
6,406	Digital Turbine, Inc.*	514,786
5,376	Domo, Inc. Class B*	302,615
4,250	Envestnet, Inc.*	306,978
14,296	EVERTEC, Inc.	532,097
1,378	Hackett Group, Inc. (The)	22,585
3,714	LivePerson, Inc.*	195,876
311	MicroStrategy, Inc. Class A*	211,107
11,417	Perficient, Inc.*	670,406
1,683	QAD, Inc. Class A	112,054
5,793	Sapiens International Corp. NV	184,159
7,793	SPS Commerce, Inc.*	773,923
8,517	Sykes Enterprises, Inc.*	375,429
25,046	Synchronoss Technologies, Inc.*	89,414
4,952	Tenable Holdings, Inc.*	179,188
13,250	Upland Software, Inc.*	625,268
15,723	Varonis Systems, Inc.*	807,219
1,006	Verint Systems, Inc.*	45,763
916	Workiva, Inc.*	80,846
3,435	Xperi Holding Corp.	74,780

		8,363,336

Technology Hardware & Equipment – 3.4%
7,887	3D Systems Corp.*	216,419
2,923	Belden, Inc.	129,694
8,004	Benchmark Electronics, Inc.	247,484

Shares	Description	Value

Common Stocks – (continued)
Technology Hardware & Equipment – (continued)
8,486	Calix, Inc.*	$ 294,125
2,713	Clearfield, Inc.*	81,743
6,615	CTS Corp.	205,462
12,064	Daktronics, Inc.*	75,641
2,958	Digi International, Inc.*	56,172
2,678	II-VI, Inc.*	183,095
11,164	Immersion Corp.*	106,951
8,433	Intevac, Inc.*	60,296
29,309	Knowles Corp.*	613,144
6,830	NETGEAR, Inc.*	280,713
6,258	nLight, Inc.*	202,759
692	Novanta, Inc.*	91,268
5,160	Super Micro Computer, Inc.*	201,550
41,180	TTM Technologies, Inc.*	597,110
17,729	Vishay Intertechnology, Inc.	426,914
4,237	Vishay Precision Group, Inc.*	130,542

		4,201,082

Telecommunication Services – 0.9%
17,242	Iridium Communications, Inc.*	711,233
60,799	ORBCOMM, Inc.*	463,896

		1,175,129

Transportation – 1.6%
1,349	Avis Budget Group, Inc.*	97,857
17,636	Costamare, Inc.	169,658
34,354	Daseke, Inc.*	291,665
5,944	Echo Global Logistics, Inc.*	186,701
35,778	Marten Transport Ltd.	607,153
2,327	Mesa Air Group, Inc.*	31,298
4,887	Safe Bulkers, Inc.*	11,973
13,289	Werner Enterprises, Inc.	626,842

		2,023,147

Utilities – 1.2%
677	Black Hills Corp.	45,203
9,651	Clearway Energy, Inc. Class C	271,579
27,887	Genie Energy Ltd. Class B	176,804
2,717	Northwest Natural Holding Co.	146,582
10,665	NorthWestern Corp.	695,358
2,432	Southwest Gas Holdings, Inc.	167,103

		1,502,629

TOTAL COMMON STOCKS (Cost $98,831,004)		$120,934,027

Shares	Dividend Rate	Value

Investment Company(b) – 0.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,112,709	0.036%	$ 1,112,709
(Cost $1,112,709)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $99,943,713)		$122,046,736

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 1.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,275,600	0.036%	$ 1,275,600
(Cost $1,275,600)

TOTAL INVESTMENTS – 99.5% (Cost $101,219,313)		$123,322,336

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		558,695

NET ASSETS – 100.0%		$123,881,031

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT — Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At March 31, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Russell 2000 E-Mini Index	18	06/18/2021	$2,000,250	$(93,512)

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.5%
Automobiles & Components – 3.4%
21,661	Aptiv plc*	$ 2,987,052
16,618	Tesla, Inc.*	11,099,661

		14,086,713

Capital Goods – 1.3%
11,479	Boeing Co. (The)*	2,923,931
5,968	Deere & Co.	2,232,867

		5,156,798

Commercial & Professional Services – 0.8%
19,292	Verisk Analytics, Inc.	3,408,703

Consumer Durables & Apparel – 3.1%
11,487	Lululemon Athletica, Inc.*	3,523,178
52,809	NIKE, Inc. Class B	7,017,788
21,049	PVH Corp.*	2,224,879

		12,765,845

Consumer Services – 2.1%
24,195	Chegg, Inc.*	2,072,544
33,221	Las Vegas Sands Corp.*	2,018,508
19,603	McDonald’s Corp.	4,393,816

		8,484,868

Diversified Financials – 1.9%
71,077	Charles Schwab Corp. (The)	4,632,799
26,892	Intercontinental Exchange, Inc.	3,003,298

		7,636,097

Food & Staples Retailing – 0.7%
22,350	Walmart, Inc.	3,035,801

Food, Beverage & Tobacco – 2.8%
87,790	Coca-Cola Co. (The)	4,627,411
22,944	McCormick & Co., Inc. (Non-Voting)	2,045,687
36,400	Mondelez International, Inc. Class A	2,130,492
30,598	Monster Beverage Corp.*	2,787,172

		11,590,762

Health Care Equipment & Services – 7.2%
51,926	American Well Corp. Class A*	901,955
130,579	Boston Scientific Corp.*	5,046,878
16,416	Danaher Corp.	3,694,913
22,256	Guardant Health, Inc.*	3,397,378
9,272	Humana, Inc.	3,887,286
10,139	Insulet Corp.*	2,645,468
5,648	Intuitive Surgical, Inc.*	4,173,533
8,805	Veeva Systems, Inc. Class A*	2,300,218
12,929	West Pharmaceutical Services, Inc.	3,643,134

		29,690,763

Household & Personal Products – 1.2%
17,037	Estee Lauder Cos., Inc. (The) Class A	4,955,211

Materials – 2.6%
32,020	Danimer Scientific, Inc.*(a)	1,208,755

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
10,993	Ecolab, Inc.	$ 2,353,271
8,772	Linde plc	2,457,388
5,936	Martin Marietta Materials, Inc.	1,993,428
3,814	Sherwin-Williams Co. (The)	2,814,770

		10,827,612

Media & Entertainment – 13.6%
8,209	Alphabet, Inc. Class A*	16,931,227
5,027	Alphabet, Inc. Class C*	10,399,003
54,817	Facebook, Inc. Class A*	16,145,251
24,134	Live Nation Entertainment, Inc.*	2,042,943
16,964	Netflix, Inc.*	8,849,440
34,140	Snap, Inc. Class A*	1,785,181

		56,153,045

Pharmaceuticals, Biotechnology & Life Sciences – 7.0%
15,584	10X Genomics, Inc. Class A*	2,820,704
47,453	Adaptive Biotechnologies Corp.*	1,910,458
22,900	BioMarin Pharmaceutical, Inc.*	1,729,179
88,223	Bristol-Myers Squibb Co.	5,569,518
32,214	Eli Lilly and Co.	6,018,219
76,421	Genmab A/S ADR*	2,508,901
11,210	Illumina, Inc.*	4,305,313
20,303	Sarepta Therapeutics, Inc.*	1,513,183
18,016	Seagen, Inc.*	2,501,702

		28,877,177

Real Estate Investment Trusts – 1.7%
16,666	American Tower Corp.	3,984,174
4,668	Equinix, Inc.	3,172,326

		7,156,500

Retailing – 7.3%
6,492	Amazon.com, Inc.*	20,086,767
15,592	Etsy, Inc.*	3,144,439
29,117	Farfetch Ltd. Class A*	1,543,783
44,039	Ross Stores, Inc.	5,280,717

		30,055,706

Semiconductors & Semiconductor Equipment – 6.0%
100,120	Marvell Technology Group Ltd.	4,903,878
24,036	NVIDIA Corp.	12,833,541
19,172	NXP Semiconductors NV	3,860,090
24,603	QUALCOMM, Inc.	3,262,112

		24,859,621

Software & Services – 26.5%
19,259	Adobe, Inc.*	9,155,151
10,901	Atlassian Corp. plc Class A*	2,297,495
12,731	Bill.com Holdings, Inc.*	1,852,361
21,747	C3.ai, Inc. Class A*(a)	1,433,345
36,040	Fidelity National Information Services, Inc.	5,067,584
11,062	Global Payments, Inc.	2,229,878
8,436	HubSpot, Inc.*	3,831,716
23,642	Mastercard, Inc. Class A	8,417,734
116,402	Microsoft Corp.	27,444,100
7,902	Okta, Inc.*	1,741,838
46,668	PayPal Holdings, Inc.*	11,332,857

GOLDMAN SACHS VARIABLE INSURANCE TRUST STRATEGIC GROWTH FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software & Services – (continued)
54,523	Qualtrics International, Inc. Class A*	$ 1,794,352
8,181	ServiceNow, Inc.*	4,091,400
7,280	Snowflake, Inc. Class A*	1,669,158
28,726	Splunk, Inc.*	3,891,798
68,413	Visa, Inc. Class A	14,485,084
34,349	Workday, Inc. Class A*	8,533,322

		109,269,173

Technology Hardware & Equipment – 8.7%
66,304	Amphenol Corp. Class A	4,374,075
256,852	Apple, Inc.	31,374,472

		35,748,547

Transportation – 1.6%
29,285	Union Pacific Corp.	6,454,707

TOTAL COMMON STOCKS (Cost $190,326,886)		$410,213,649

Shares	Dividend Rate	Value

Investment Company(b) – 0.5%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,979,666	0.036%	$ 1,979,666
(Cost $1,979,666)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $192,306,552)		$412,193,315

Securities Lending Reinvestment Vehicle(b) – 0.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,335,215	0.036%	$ 1,335,215
(Cost $1,335,215)

TOTAL INVESTMENTS –100.3% (Cost $193,641,767)		$413,528,530

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(1,206,465)

NET ASSETS – 100.0%		$412,322,065

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Automobiles & Components – 1.6%
223,179	Ford Motor Co.*	$ 2,733,943
22,497	Gentex Corp.	802,468
2,920	Tesla, Inc.*	1,950,355

		5,486,766

Banks – 1.0%
8,451	JPMorgan Chase & Co.	1,286,496
28,643	KeyCorp	572,287
40,679	Wells Fargo & Co.	1,589,328

		3,448,111

Capital Goods – 4.1%
11,129	Air Lease Corp.	545,321
14,132	AMETEK, Inc.	1,805,080
30,991	Howmet Aerospace, Inc.*	995,741
833	Huntington Ingalls Industries, Inc.	171,473
10,434	Northrop Grumman Corp.	3,376,860
3,694	PACCAR, Inc.	343,247
11,854	Parker-Hannifin Corp.	3,739,107
6,413	Teledyne Technologies, Inc.*	2,652,737

		13,629,566

Consumer Durables & Apparel – 0.8%
26,073	DR Horton, Inc.	2,323,626
3,783	Skechers USA, Inc. Class A*	157,789
3,551	Tapestry, Inc.*	146,336

		2,627,751

Consumer Services – 1.5%
2,441	Chipotle Mexican Grill, Inc.*	3,468,222
8,414	Darden Restaurants, Inc.	1,194,788
1,290	Vail Resorts, Inc.*	376,241

		5,039,251

Diversified Financials – 7.5%
74,296	Ally Financial, Inc.	3,358,922
78,103	Bank of New York Mellon Corp. (The)	3,693,491
6,155	Berkshire Hathaway, Inc. Class B*	1,572,418
31,224	Capital One Financial Corp.	3,972,629
6,915	Evercore, Inc. Class A	910,982
5,333	Interactive Brokers Group, Inc. Class A	389,522
95,408	Jefferies Financial Group, Inc.	2,871,781
3,893	Santander Consumer USA Holdings, Inc.	105,345
42,353	State Street Corp.	3,558,076
86,770	Synchrony Financial	3,528,068
16,191	Voya Financial, Inc.	1,030,395

		24,991,629

Energy – 2.2%
22,817	Baker Hughes Co.	493,075
8,636	Diamondback Energy, Inc.	634,660
16,077	EOG Resources, Inc.	1,166,065
27,351	Halliburton Co.	586,952
33,796	Hess Corp.	2,391,405
7,201	Pioneer Natural Resources Co.	1,143,663

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
15,356	Schlumberger NV	$ 417,529
13,533	Targa Resources Corp.	429,673

		7,263,022

Food & Staples Retailing – 3.0%
13,932	Costco Wholesale Corp.	4,910,751
38,596	Walmart, Inc.	5,242,495

		10,153,246

Food, Beverage & Tobacco – 1.4%
615	Archer-Daniels-Midland Co.	35,055
853	Ingredion, Inc.	76,702
53,259	Philip Morris International, Inc.	4,726,203

		4,837,960

Health Care Equipment & Services – 8.2%
11,482	Anthem, Inc.	4,121,464
30,432	Centene Corp.*	1,944,909
324	Chemed Corp.	148,982
14,712	Cigna Corp.	3,556,479
1,002	Cooper Cos., Inc. (The)	384,858
14,299	Danaher Corp.	3,218,419
8,176	Edwards Lifesciences Corp.*	683,841
20,786	HCA Healthcare, Inc.	3,914,835
26,852	Hologic, Inc.*	1,997,252
14,596	Medtronic plc	1,724,225
478	Teleflex, Inc.	198,590
416	UnitedHealth Group, Inc.	154,781
24,006	Universal Health Services, Inc. Class B	3,202,160
7,740	West Pharmaceutical Services, Inc.	2,180,977

		27,431,772

Household & Personal Products – 1.2%
13,801	Estee Lauder Cos., Inc. (The) Class A	4,014,021

Insurance – 4.3%
231	Alleghany Corp.*	144,673
1,645	American Financial Group, Inc.	187,695
8,070	Aon plc Class A	1,856,988
86,695	Arch Capital Group Ltd.*	3,326,487
25,354	Chubb Ltd.	4,005,171
14,856	First American Financial Corp.	841,593
8,497	Globe Life, Inc.	821,065
2,876	Primerica, Inc.	425,130
38,820	W R Berkley Corp.	2,925,087

		14,533,889

Materials – 3.9%
74,197	Axalta Coating Systems Ltd.*	2,194,747
23,707	Celanese Corp.	3,551,546
13,572	CF Industries Holdings, Inc.	615,897
1,304	International Flavors & Fragrances, Inc.	182,051
2,280	Martin Marietta Materials, Inc.	765,670
13,833	Mosaic Co. (The)	437,261
5,347	Sherwin-Williams Co. (The)	3,946,140

GOLDMAN SACHS VARIABLE INSURANCE TRUST U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
8,733	Vulcan Materials Co.	$ 1,473,694

		13,167,006

Media & Entertainment – 13.0%
44,040	Activision Blizzard, Inc.	4,095,720
2,693	Alphabet, Inc. Class A*	5,554,366
4,697	Alphabet, Inc. Class C*	9,716,355
2,824	Charter Communications, Inc. Class A*	1,742,465
2,235	Electronic Arts, Inc.	302,552
35,456	Facebook, Inc. Class A*	10,442,856
72,605	News Corp. Class A	1,846,345
5,622	Nexstar Media Group, Inc. Class A	789,497
8,773	Omnicom Group, Inc.	650,518
1,648	Pinterest, Inc. Class A*	122,001
10,224	Take-Two Interactive Software, Inc.*	1,806,581
35,901	Walt Disney Co. (The)*	6,624,453

		43,693,709

Pharmaceuticals, Biotechnology & Life Sciences – 7.9%
6,216	Biogen, Inc.*	1,738,926
4,085	IQVIA Holdings, Inc.*	788,977
46,613	Johnson & Johnson	7,660,847
8,680	Merck & Co., Inc.	669,141
2,618	Mettler-Toledo International, Inc.*	3,025,596
3,054	Perrigo Co. plc	123,595
4,950	Pfizer, Inc.	179,339
8,831	Thermo Fisher Scientific, Inc.	4,030,292
18,045	Vertex Pharmaceuticals, Inc.*	3,877,690
26,616	Zoetis, Inc.	4,191,488

		26,285,891

Real Estate Investment Trusts – 3.5%
2,418	AvalonBay Communities, Inc.	446,145
9,601	Camden Property Trust	1,055,246
50,785	Equity LifeStyle Properties, Inc.	3,231,957
9,674	Extra Space Storage, Inc.	1,282,289
14,611	First Industrial Realty Trust, Inc.	669,038
6,846	Healthcare Trust of America, Inc. Class A	188,812
20,816	Invitation Homes, Inc.	665,904
39,126	Prologis, Inc.	4,147,356

		11,686,747

Retailing – 6.2%
5,122	Amazon.com, Inc.*	15,847,878
1,894	Dick’s Sporting Goods, Inc.	144,228
6,775	Kohl’s Corp.	403,858
33,856	L Brands, Inc.*	2,094,332
7,997	Target Corp.	1,583,966
2,112	Wayfair, Inc. Class A*	664,752

		20,739,014

Semiconductors & Semiconductor Equipment – 3.9%
10,217	Advanced Micro Devices, Inc.*	802,034

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
35,623	Applied Materials, Inc.	$ 4,759,233
1,111	Lam Research Corp.	661,312
8,803	Micron Technology, Inc.*	776,513
14,309	NXP Semiconductors NV	2,880,974
17,545	Texas Instruments, Inc.	3,315,829

		13,195,895

Software & Services – 15.2%
3,657	Accenture plc Class A	1,010,246
28,624	Fidelity National Information Services, Inc.	4,024,821
9,047	Global Payments, Inc.	1,823,694
33,842	International Business Machines Corp.	4,509,785
90,070	Microsoft Corp.	21,235,804
66,841	Oracle Corp.	4,690,233
24,023	PayPal Holdings, Inc.*	5,833,745
4,971	salesforce.com, Inc.*	1,053,206
1,831	Trade Desk, Inc. (The) Class A*	1,193,190
7,438	VeriSign, Inc.*	1,478,377
2,311	Visa, Inc. Class A	489,308
139,155	Western Union Co. (The)	3,431,562

		50,773,971

Technology Hardware & Equipment – 6.5%
170,463	Apple, Inc.	20,822,056
4,399	Dolby Laboratories, Inc. Class A	434,269
5,537	Western Digital Corp.	369,595

		21,625,920

Telecommunication Services – 0.3%
40,217	Liberty Global plc Class C*	1,027,142

Transportation – 2.0%
1,127	AMERCO	690,400
15,229	Old Dominion Freight Line, Inc.	3,661,204
6,230	Union Pacific Corp.	1,373,154
5,862	United Parcel Service, Inc. Class B	996,482

		6,721,240

Utilities – 0.2%
19,149	AES Corp. (The)	513,385

TOTAL INVESTMENTS – 99.4% (Cost $247,423,790)		$332,886,904

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,080,876

NET ASSETS – 100.0%		$334,967,780

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* Security is currently in default and/or non-income producing.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’, Portfolio’s and underlying funds (“Underlying Funds”) valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — Accounting principles generally accepted in the United States of America (“GAAP”) defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ and Portfolio’s policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds and the Portfolio, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ and the Portfolio’s investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (Including Money Market Funds) — Investments in the Underlying Funds are valued at the net asset value (“NAV”) per share on the day of valuation. Because the Portfolio invests primarily in other mutual funds that fluctuate in value, the Portfolio’s shares will correspondingly fluctuate in value. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Underlying Funds (Including Money Market Funds) — Underlying Funds include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund and the Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and the Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund and the Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund and the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund and the Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund and the Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s and the Portfolio’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s and the Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ and Portfolio’s investments and derivatives classified in the fair value hierarchy as of March 31, 2021.

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Bonds	$—	$28,082,392	$—
Mortgage-Backed Securities	—	23,527,438	—
Collateralized Mortgage Obligations	—	586,503	—
Commercial Mortgage-Backed Securities	—	413,429	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	10,639,471	—	—
Asset-Backed Securities	—	3,632,028	—
Foreign Government Securities	—	1,261,199	—
Municipal Bonds	—	1,626,697	—
U.S. Government Agency Securities	—	3,276,241	—
Investment Company	11,198,530	—	—

Total	$21,838,001	$62,405,927	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(2,050,840)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$77,254	$—
Futures Contracts(a)	147,370	—	—
Credit Default Swaps Contracts(a)	—	87,637	—
Interest Rate Swap Contracts(a)	—	143,538	—
Purchased Options Contracts	—	9,019	—

Total	$147,370	$317,448	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(64,410)	$—
Futures Contracts(a)	(393,249)	—	—
Interest Rate Swap Contracts(a)	—	(131,646)	—
Written Options Contracts	—	(11,138)	—

Total	$(393,249)	$(207,194)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

EQUITY INDEX

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$1,148,732	$—	$—
North America	189,877,479	—	—

Total	$191,026,211	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$23,227	$—	$—

GLOBAL TRENDS ALLOCATION

Investment Type	Level 1	Level 2	Level 3

Assets
Exchange Traded Funds	$118,816,205	$—	$—
Investment Companies	187,829,275	—	—

Total	$306,645,480	$—	$—

Derivative Type

Assets(a)
Futures Contracts	$1,434,542	$—	$—
Liabilities(a)
Futures Contracts	$(809,481)	$—	$—

GROWTH OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$1,206,699	$—	$—
North America	74,782,270	—	—
Investment Company	690,845	—	—
Securities Lending Reinvestment Vehicle	504,682	—	—

Total	$77,184,496	$—	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations and/or Other U.S. Government Agencies	$22,764,509	$—	$—
Mortgage-Backed Securities	—	1,286,980	—
Collateralized Mortgage Obligations	—	14,898,878	—
Asset-Backed Securities	—	18,601,509	—
Municipal Bond	—	94,598	—
Supranational	—	1,533,455	—
U.S. Government Agency Security	—	1,501,129	—
Investment Company	17,113,868	—	—

Total	$39,878,377	$37,916,549	$—

Derivative Type

Assets(a)
Futures Contracts	$91,103	$—	$—
Interest Rate Swap Contracts	—	39	—

Total	$91,103	$39	$—

Liabilities(a)
Futures Contracts	$(19,337)	$—	$—
Interest Rate Swap Contracts	—	(548)	—

Total	$(19,337)	$(548)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Africa	$—	$1,002,227	$—
Asia	—	31,811,886	—
Australia and Oceania	736,976	9,467,571	—
Europe	2,943,459	51,590,552	—
North America	514,273	—	—
Securities Lending Reinvestment Vehicle	2,054,850	—	—

Total	$6,249,558	$93,872,236	$—

Derivative Type

Assets(a)
Futures Contracts	$17,294	$—	$—

Liabilities(a)
Futures Contracts	$(775)	$—	$—

LARGE CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$11,822,209	$—	$—
North America	465,917,819	—	—
Investment Company	899,225	—	—

Total	$478,639,253	$—	$—

MID CAP VALUE

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$11,163,594	$—	$—
North America	500,276,222	—	—
Investment Company	2,609,392	—	—
Securities Lending Reinvestment Vehicle	1,674,163	—	—

Total	$515,723,371	$—	$—

MULTI-STRATEGY ALTERNATIVES

Investment Type	Level 1	Level 2	Level 3

Assets
Equity Underlying Funds	$9,577,968	$—	$—
Fixed Income Underlying Funds	13,187,787	—	—
Investment Company	525,989	—	—

Total	$23,291,744	$—	$—

Derivative Type

Assets
Purchased Options Contracts	$56,788	$—	$—

Liabilities(a)
Futures Contracts	$(75,973)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL CAP EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Asia	$184,159	$—	$—
Europe	923,501	—	—
North America	119,826,367	—	—
Investment Company	1,112,709	—	—
Securities Lending Reinvestment Vehicle	1,275,600	—	—

Total	$123,322,336	$—	$—

Derivative Type

Liabilities(a)
Futures Contracts	$(93,512)	$—	$—

STRATEGIC GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$10,370,162	$—	$—
North America	399,843,487	—	—
Investment Company	1,979,666	—	—
Securities Lending Reinvestment Vehicle	1,335,215	—	—

Total	$413,528,530	$—	$—

U.S. EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(b)
Europe	$3,908,116	$—	$—
North America	328,978,788	—	—

Total	$332,886,904	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

(b)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

Securities Lending — The Growth Opportunities, Mid Cap Value, and Strategic Growth Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Equity Index, Global Trends Allocation, International Equity Insights and Small Cap Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Equity Index, Global Trends Allocation, Growth Opportunities, International Equity Insights, Mid Cap Value, Small Cap Equity Insights and Strategic Growth Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ and Portfolio’s risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ and the Portfolio’s use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds and the Portfolio. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund, Portfolio or an Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund, Portfolio or an Underlying Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund, Portfolio or an Underlying Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in the Underlying Funds — The investments of the Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. The Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent that the Portfolio has a relative concentration of its portfolio in a single Underlying Fund, the Portfolio may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

GOLDMAN SACHS VARIABLE INSURANCE TRUST FUNDS

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund and the Portfolio will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund and the Portfolio. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund, Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, participating insurance companies, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund, Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund, Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s, Portfolio’s or an Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s, Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s, Portfolio’s or the Underlying Fund’s expense ratio. Similarly, large Fund, Portfolio or Underlying Fund share purchases may adversely affect a Fund’s, Portfolio’s or an Underlying Fund’s performance to the extent that the Fund, Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund, Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund, Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund, Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund, Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s, Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s and Portfolio’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s, Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund, Portfolio or an Underlying Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund, Portfolio or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund, Portfolio or an Underlying Fund and its investments. Additionally, a Fund, Portfolio and Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund, Portfolio and the Underlying Fund have unsettled or open transactions defaults.